UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04138
Allmerica Investment Trust
(Name of Registrant)
440 Lincoln Street Worcester, Massachusetts		01653
(Address of Principal Executive Offices)		(Zip code)
Sheila B. St. Hilaire, Trust Secretary Allmerica Financial 440 Lincoln Street Worcester, MA 01653
(Name and Address of Agent for Service)

Registrant’s telephone number, including area code:		(508) 855-1000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2005

Item 1.  Schedule of Investments.

SELECT CAPITAL APPRECIATION FUND

PORTFOLIO OF INVESTMENTS - September 30, 2005 (Unaudited)

Shares		Value
COMMON STOCKS - 98.4%

	Advertising - 1.0%
49,200	Catalina Marketing Corp. (a)	$1,118,808
39,000	Lamar Advertising Co. *	1,769,040
		2,887,848

	Aerospace & Defense - 3.1%
39,000	Alliant Techsystems, Inc. *	2,911,350
47,000	Goodrich Corp.	2,083,980
76,000	Rockwell Collins, Inc.	3,672,320
		8,667,650

	Airlines - 1.6%
86,000	JetBlue Airways Corp. * (a)	1,513,600
194,000	Southwest Airlines, Inc.	2,880,900
		4,394,500

	Auto Manufacturers - 0.9%
59,000	Oshkosh Truck Corp.	2,546,440

	Auto Parts & Equipment - 0.7%
64,000	TRW Automotive Holdings Corp. *	1,877,760

	Banks - 0.3%
8,000	Investors Financial Services Corp.	263,200
11,000	SVB Financial Group * (a)	535,040
		798,240

	Beverages - 0.5%
82,000	Cott Corp. * (a)	1,451,400

	Biotechnology - 3.0%
24,000	Celgene Corp. * (a)	1,303,680
44,000	Human Genome Sciences, Inc. * (a)	597,960
131,000	Medimmune, Inc. *	4,408,150
35,000	Protein Design Labs, Inc. * (a)	980,000
51,000	Vertex Pharmaceuticals, Inc. *	1,139,850
		8,429,640

	Building Materials - 0.8%
47,000	American Standard Companies, Inc.	2,187,850

1

	Commercial Services - 8.1%
37,000	Apollo Group, Inc. *	$2,456,430
73,000	Certegy, Inc.	2,921,460
69,000	ChoicePoint, Inc. *	2,978,730
48,000	Education Management *	1,547,520
10,000	Getty Images, Inc. * (a)	860,400
25,000	Global Payments, Inc.	1,943,000
77,000	Iron Mountain, Inc. * (a)	2,825,900
8,000	Laureate Education, Inc. *	391,760
57,000	Manpower, Inc.	2,530,230
80,000	MoneyGram International, Inc.	1,736,800
42,000	Robert Half International, Inc.	1,494,780
26,000	Viad Corp.	711,100
		22,398,110

	Computers - 2.9%
32,000	CACI International, Inc., Class A *	1,939,200
140,000	Cadence Design Systems, Inc. * (a)	2,262,400
18,000	Diebold, Inc.	620,280
57,000	DST Systems, Inc. * (a)	3,125,310
1,600	Research In Motion *	109,440
		8,056,630

	Diversified Financial Services - 6.1%
162,000	Ameritrade Holding Corp. * (a)	3,479,760
66,000	CapitalSource, Inc. * (a)	1,438,800
119,000	E*TRADE Financial Corp. *	2,094,400
77,000	Eaton Vance Corp.	1,911,140
28,000	Federated Investors, Inc., Class B	930,440
23,000	Legg Mason, Inc.	2,522,870
38,000	Nuveen Investments, Inc., Class A (a)	1,496,820
55,000	Refco, Inc. * (a)	1,554,850
76,000	Waddell & Reed Financial, Class A	1,471,360
		16,900,440

	Electrical Components & Equipment - 0.4%
23,400	AMETEK, Inc.	1,005,498

	Electronics - 4.7%
33,000	Cogent, Inc. * (a)	783,750
170,000	Flextronics International, Ltd. *	2,184,500
60,000	Flir Systems, Inc. *	1,774,800
32,000	Garmin, Ltd. (a)	2,170,560
128,000	Gentex Corp. (a)	2,227,200
79,000	Jabil Circuit, Inc. *	2,442,680
410	Symbol Technologies, Inc.	3,969
33,000	Waters Corp. *	1,372,800
		12,960,259

	Entertainment - 0.4%
39,000	Dreamworks Animation SKG, Inc., Class A *	1,078,740

2

	Environmental Control - 0.7%
111,000	Nalco Holding Co. *	$1,872,570

	Food - 0.5%
10,000	Whole Foods Market, Inc.	1,344,500

	Health Care-Products - 2.2%
38,000	Edwards Lifesciences Corp. * (a)	1,687,580
25,000	Gen-Probe, Inc. *	1,236,250
10,000	INAMED Corp. *	756,800
31,000	Kinetic Concepts, Inc. * (a)	1,760,800
17,000	Varian Medical Systems, Inc. * (a)	671,670
		6,113,100

	Health Care-Services - 4.6%
47,000	Community Health Systems, Inc. *	1,824,070
20,000	Coventry Health Care, Inc. *	1,720,400
18,000	Davita, Inc. *	829,260
62,000	Health Management Associates, Inc., Class A (a)	1,455,140
51,000	Laboratory Corp. of America Holdings *	2,484,210
77,000	Manor Care, Inc.	2,957,570
36,000	Triad Hospitals, Inc. *	1,629,720
		12,900,370

	Home Furnishings - 0.8%
23,000	Harman International Industries, Inc.	2,352,210

	Insurance - 3.0%
77,000	Assurant, Inc.	2,930,620
66,000	Axis Capital Holdings, Ltd.	1,881,660
40,000	Principal Financial Group, Inc.	1,894,800
45,000	Willis Group Holdings, Ltd.	1,689,750
		8,396,830

	Internet - 3.5%
44,000	Amazon.com, Inc. * (a)	1,993,200
46,000	CheckFree Corp. * (a)	1,739,720
116,000	CNET Networks, Inc. *	1,574,120
60,000	Monster Worldwide, Inc. * (a)	1,842,600
119,000	VeriSign, Inc. * (a)	2,543,030
		9,692,670

	Leisure Time - 0.8%
62,000	Brunswick Corp.	2,339,260

	Lodging - 1.6%
87,000	Fairmont Hotels & Resorts, Inc. (a)	2,907,540
33,000	Wynn Resorts, Ltd. * (a)	1,489,950
		4,397,490

3

	Manufacturing - Miscellaneous - 4.3%
33,000	Danaher Corp. (a)	$1,776,390
20,000	ITT Industries, Inc.	2,272,000
41,000	Pentair, Inc.	1,496,500
104,000	Roper Industries, Inc.	4,086,160
34,000	Teleflex, Inc.	2,397,000
		12,028,050

	Media - 3.7%
151,000	Citadel Broadcasting Corp. * (a)	2,073,230
39,000	Cox Radio, Inc. *	592,800
26,000	Discovery Holding Co., Class A *	375,440
48,000	Dolby Laboratories, Inc. *	768,000
87,000	Rogers Communications, Inc., Class B (a)	3,432,150
7,000	Scholastic Corp. *	258,720
67,000	Univision Communications, Inc. * (a)	1,777,510
26,000	XM Satellite Radio Holdings, Inc. * (a)	933,660
		10,211,510

	Mining - 0.7%
40,000	Newmont Mining Corp. (a)	1,886,800

	Oil & Gas - 4.9%
57,000	EOG Resources, Inc. (a)	4,269,300
66,000	Murphy Oil Corp.	3,291,420
46,000	Western Gas Resources, Inc.	2,356,580
84,000	XTO Energy, Inc.	3,806,880
		13,724,180

	Oil & Gas Services - 3.6%
125,000	BJ Services Co. (a)	4,498,750
57,000	FMC Technologies, Inc. *	2,400,270
90,000	Smith International, Inc.	2,997,900
		9,896,920

	Pharmaceuticals - 7.2%
45,000	Abgenix, Inc. * (a)	570,600
66,000	Alkermes, Inc. * (a)	1,108,800
38,000	Amylin Pharmaceuticals, Inc. * (a)	1,322,020
40,000	Andrx Corp. *	617,200
48,000	Barr Pharmaceuticals *	2,636,160
48,000	Cephalon, Inc. * (a)	2,228,160
133,000	Elan Corp., Plc, Sponsored ADR * (a)	1,178,380
61,000	Gilead Sciences, Inc. *	2,974,360
27,000	Neurocrine Biosciences, Inc. * (a)	1,328,130
46,500	Omnicare, Inc.	2,614,695
19,000	OSI Pharmaceuticals, Inc. * (a)	555,560
25,000	Sepracor, Inc. * (a)	1,474,750
23,000	Taro Pharmaceuticals Industries * (a)	591,790
38,000	Valeant Pharmaceuticals International (a)	763,040
		19,963,645

4

	Retail - 6.8%
54,000	Best Buy Co., Inc.	$2,350,620
41,000	CarMax, Inc. *	1,282,070
35,000	CDW Corp.	2,062,200
80,000	Dollar General Corp.	1,467,200
66,000	Family Dollar Stores, Inc.	1,311,420
11,000	MSC Industrial Direct Co., Class A	364,870
64,000	O’Reilly Automotive, Inc. *	1,803,520
21,000	P.F. Chang’s China Bistro, Inc. * (a)	941,430
79,000	PETsMART, Inc. (a)	1,720,620
60,000	Ross Stores, Inc.	1,422,000
5,000	Shoppers Drug Mart Corp.	177,040
27,000	Shoppers Drug Mart Corp., Unregistered *	956,020
53,000	The Cheesecake Factory, Inc. * (a)	1,655,720
40,000	Williams-Sonoma, Inc. *	1,534,000
		19,048,730

	Semiconductors - 4.2%
58,000	Amis Holdings, Inc. *	687,880
104,000	Intersil Corp., Class A (a)	2,265,120
13,000	Marvell Technology Group, Ltd. *	599,430
77,000	Microchip Technology, Inc. (a)	2,319,240
77,000	Novellus Systems, Inc.	1,931,160
95,000	PMC-Sierra, Inc. * (a)	836,950
42,000	Semtech Corp. *	691,740
84,000	Xilinx, Inc.	2,339,400
		11,670,920

	Software - 4.4%
65,000	Activision, Inc. *	1,329,250
48,000	Adobe Systems, Inc.	1,432,800
54,000	Jack Henry & Associates, Inc.	1,047,600
15,000	Macromedia, Inc. *	610,050
56,000	McAfee, Inc. *	1,759,520
34,000	Mercury Interactive Corp. *	1,346,400
54,000	NAVTEQ Corp. *	2,697,300
89,000	Red Hat, Inc. * (a)	1,885,910
		12,108,830

	Telecommunications - 6.2%
58,000	Adtran, Inc.	1,827,000
75,000	American Tower Corp., Class A * (a)	1,871,250
38,000	Comverse Technology, Inc. *	998,260
123,000	Crown Castle International Corp. *	3,029,490
78,000	Harris Corp., Inc.	3,260,400
52,000	Juniper Networks, Inc. *	1,237,080
108,000	Nextel Partners, Inc., Class A * (a)	2,710,800
49,000	Telus Corp.	2,047,805
3,000	Telus Corp., Non Voting	125,376
		17,107,461

5

	Transportation - 0.2%
8,000	Expeditors International of Washington, Inc.	$454,240

	Total Common Stocks (Cost $194,906,966)	273,151,291

Par Value		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 1.8%

	Federal Home Loan Bank - 1.8%
$2,424,000	3.18%, 10/03/05 (b)	$2,423,572
2,624,000	3.55%, 10/28/05 (b)	2,617,013
		5,040,585

	Total U.S. Government Agency Obligations (Cost $5,040,585)	5,040,585

Par Value		Value
SHORT TERM INVESTMENTS (b) (c) - 23.4%

$2,290,430	Bank of America
	3.77%, 10/18/05	$2,290,430
2,290,431	Bank Of Montreal
	3.79%, 11/01/05	2,290,431
2,290,431	Bank Of Nova Scotia
	3.77%, 10/31/05	2,290,431
916,172	Barclays
	3.70%, 01/17/06	916,172
1,374,259	Barclays
	3.71%, 10/14/05	1,374,259
2,290,431	BNP Paribas
	3.75%, 10/28/05	2,290,431
1,145,215	Citigroup
	3.63%, 10/31/05	1,145,215
8,827,529	Credit Suisse First Boston Corporation Repurchase Agreement dated September 30, 2005, at 3.98%, due October 3, 2005 with a maturity amount of $8,830,455, collateralized by various corporate obligations with aggregate market value of $9,161,835.	8,827,529
2,290,431	Fairway Finance
	3.77%, 10/06/05	2,290,431
2,290,431	Fortis Bank
	3.81%, 10/07/05	2,290,431
1,170,462	Goldman Sachs Group Inc.
	3.94%, 12/28/05	1,170,462

6

$2,814,619	Goldman Sachs Group, Inc. Repurchase Agreement dated September 30, 2005, at 3.98%, due October 3, 2005 with a maturity amount of $2,815,552, collateralized by various corporate obligations with aggregate market value of $2,859,388.	$2,814,619
2,290,431	Grampian Funding LLC
	3.76%, 10/13/05	2,290,431
2,506,812	Lehman Brothers, Inc. Triparty Repurchase Agreement dated September 30, 2005, at 3.98%, due October 3, 2005 with a maturity amount of $2,507,643, collateralized by various corporate obligations with aggregate market value of $2,761,568.	2,506,812
3,021,526	Merrill Lynch & Co. Repurchase Agreement dated September 30, 2005, at 3.98%, due October 3, 2005 with a maturity amount of $3,022,527, collateralized by various corporate obligations with aggregate market value of $3,109,194.	3,021,526
1,812,295	Morgan Stanley Repurchase Agreement dated September 30, 2005, at 4.04%, due October 3, 2005 with a maturity amount of $1,812,906, collateralized by various corporate obligations with aggregate market value of $1,858,014.	1,812,295
2,290,431	Paradigm Funding LLC
	3.75%, 10/17/05	2,290,431
2,290,431	Ranger Funding
	3.79%, 10/25/05	2,290,431
2,748,517	Royal Bank of Canada
	3.78%, 10/06/05	2,748,517
2,290,431	Sheffiled Receivables Corp.
	3.76%, 10/06/05	2,290,431
2,290,431	Societe Generale
	3.78%, 10/03/05	2,290,431
3,239,269	Svenska Handlesbanken
	3.88%, 10/03/05	3,239,269
2,290,431	The Bank of the West
	3.76%, 10/28/05	2,290,431
1,145,215	Toronto Dominion Bank
	3.68%, 10/04/05	1,145,215
2,290,431	UBS AG
	3.75%, 10/31/05	2,290,431
2,290,431	Wachovia Bank NA
	3.76%, 10/25/05	2,290,431
2,290,431	Wells Fargo
	3.77%, 10/19/05	2,290,431
	Total Short Term Investments (Cost $65,078,354)	65,078,354

Total Investments - 123.6%
(Cost $265,025,905)		343,270,230
Net Other Assets and Liabilities - (23.6)%		(65,618,520)
Total Net Assets - 100.0%		$277,651,710

7

*                                         Non-income producing security.

(a)                                  All or a portion of this security is out on loan at September 30, 2005; the value of the securities loaned amounted to $63,136,602.

(b)                                 Effective yield at time of purchase, excluding repurchase agreements.

(c)                                  Investments made with cash collateral received from securities on loan.

ADR                     American Depositary Receipt.  Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.

FEDERAL INCOME TAX INFORMATION

At September 30, 2005, the aggregate cost of investment securities for tax purposes was $268,400,656. Net unrealized appreciation (depreciation) aggregated $74,869,574, of which $81,885,334 related to appreciated investment securities and $(7,015,760) related to depreciated investment securities.

Industry/Sector Concentration of Investments
as a Percentage of Net Assets:

Basic Materials	0.7%
Communications	14.4
Consumer Cyclical	13.6
Consumer Non-Cyclical	26.1
Energy	8.5
Financial	11.2
Industrial	14.2
Technology	11.5
Short Term Investments	23.4
Net Other Assets and Liabilities	(23.6)
Total	100.0%

8

SELECT VALUE OPPORTUNITY FUND

PORTFOLIO OF INVESTMENTS - September 30, 2005 (Unaudited)

Shares		Value
COMMON STOCKS - 96.3%

	Aerospace & Defense - 5.8%
148,300	Esterline Technologies Corp. *	$5,619,087
133,500	Goodrich Corp.	5,919,390
197,125	Moog, Inc., Class A *	5,819,130
		17,357,607

	Auto Parts & Equipment - 0.0%
267,700	Mascotech, Inc. (a)	0

	Banks - 1.9%
224,825	North Fork Bancorp., Inc.	5,733,037

	Biotechnology - 1.9%
91,700	Millipore Corp. *	5,767,013

	Building Materials - 2.1%
100,900	Carlisle Cos., Inc.	6,414,213

	Chemicals - 7.0%
269,300	Airgas, Inc.	7,979,359
103,700	Cytec Industries, Inc.	4,498,506
140,700	Lyondell Chemical Co. (b)	4,026,834
235,500	Rockwood Holdings, Inc. *	4,486,275
		20,990,974

	Commercial Services - 5.7%
182,200	ACCO Brands Corp. *	5,141,684
136,110	Manpower, Inc.	6,041,923
152,100	Valassis Communications, Inc. * (b)	5,928,858
		17,112,465

	Computers - 1.5%
146,600	NCR Corp. *	4,678,006

	Distribution & Wholesale - 2.6%
237,100	Hughes Supply, Inc.	7,729,460

	Diversified Financial Services - 4.4%
408,800	E*TRADE Financial Corp. *	7,194,880
153,700	Nuveen Investments, Inc., Class A (b)	6,054,243
		13,249,123

1

	Electric - 3.3%
110,100	NRG Energy, Inc. * (b)	$4,690,260
270,600	TransAlta Corp. (b)	5,355,174
		10,045,434

	Electronics - 3.9%
116,800	Amphenol Corp., Class A	4,711,712
275,600	Integrated Device Technology, Inc. *	2,959,944
196,700	PerkinElmer, Inc.	4,006,779
		11,678,435

	Engineering & Construction - 1.7%
123,900	URS Corp. *	5,004,321

	Entertainment - 1.6%
243,500	Regal Entertainment Group, Class A (b)	4,879,740

	Environmental Control - 0.5%
40,800	Mine Safety Appliances Co.	1,578,960

	Food - 2.6%
104,100	McCormick & Co., Inc.	3,396,783
109,300	Ralcorp Holdings, Inc.	4,581,856
		7,978,639

	Health Care-Products - 1.6%
70,900	C.R. Bard, Inc.	4,681,527

	Health Care-Services - 1.9%
179,400	Apria Healthcare Group Inc. *	5,724,654

	Holding Companies - Diversified - 2.6%
165,300	Brascan Corp., Class A (b)	7,702,980

	Insurance - 6.2%
72,400	AMBAC Financial Group, Inc.	5,217,144
123,000	Assurant, Inc.	4,681,380
59,000	MBIA, Inc. (b)	3,576,580
125,000	Protective Life Corp.	5,147,500
		18,622,604

	Leisure Time - 1.7%
115,500	Royal Caribbean Cruises, Ltd. (b)	4,989,600

	Lodging - 0.8%
197,426	Intercontinental Hotels Group PLC, ADR	2,511,259

	Manufacturing - Miscellaneous - 1.8%
262,800	Leggett & Platt, Inc.	5,308,560

2

	Metal Fabricate & Hardware - 3.6%
141,600	Kaydon Corp.	$4,022,856
165,800	NCI Building Systems, Inc. *	6,762,982
		10,785,838

	Oil & Gas - 3.8%
171,800	Pride International, Inc. *	4,898,018
251,265	Southern Union Co. *	6,475,099
		11,373,117

	Pharmaceuticals - 1.4%
338,900	Impax Laboratories, Inc. * (b)	4,092,218

	Pipelines - 4.5%
152,800	Questar Corp.	13,464,736

	Real Estate - 1.5%
70,500	The St. Joe Co.	4,402,725

	Retail - 9.0%
266,200	AnnTaylor Stores Corp. * (b)	7,067,610
198,900	Claire’s Stores, Inc.	4,799,457
165,300	Dollar Tree Stores, Inc. *	3,578,745
251,900	Ruby Tuesday, Inc. (b)	5,481,344
126,100	Tuesday Morning Corp. (b)	3,262,207
89,600	United Auto Group, Inc.	2,960,384
		27,149,747

	Semiconductors - 1.5%
332,200	Brooks Automation, Inc. * (b)	4,428,226

	Software - 2.6%
110,300	Avid Technology, Inc. *	4,566,420
256,100	RSA Security, Inc. * (b)	3,255,031
		7,821,451

	Telecommunications - 3.1%
111,400	Amdocs, Ltd. *	3,089,122
152,200	Arris Group, Inc. *	1,805,092
598,900	CGI Group, Inc., Class A *	4,395,926
		9,290,140

	Transportation - 2.2%
143,800	CSX Corp.	6,683,824

	Total Common Stocks
	(Cost $254,355,732)	289,230,633

Par Value		Value
SHORT TERM INVESTMENTS (c) (d) - 17.3%

$1,830,835	Bank of America
	3.77%, 10/18/05	$1,830,835

3

$1,830,835	Bank Of Montreal
	3.79%, 11/01/05	$1,830,835
1,830,835	Bank Of Nova Scotia
	3.77%, 10/31/05	1,830,835
732,334	Barclays
	3.70%, 01/17/06	732,334
1,098,501	Barclays
	3.71%, 10/14/05	1,098,501
1,830,835	BNP Paribas
	3.75%, 10/28/05	1,830,835
915,418	Citigroup
	3.63%, 10/31/05	915,418
7,056,205	Credit Suisse First Boston Corporation Repurchase Agreement dated September 30, 2005, at 3.98%, due October 3, 2005 with a maturity amount of $7,058,544, collateralized by various corporate obligations with aggregate market value of $7,323,430.	7,056,205
1,830,835	Fairway Finance
	3.77%, 10/06/05	1,830,835
1,830,835	Fortis Bank
	3.81%, 10/07/05	1,830,835
935,598	Goldman Sachs Group Inc.
	3.94%, 12/28/05	935,598
2,249,840	Goldman Sachs Group, Inc. Repurchase Agreement dated September 30, 2005, at 3.98%, due October 3, 2005 with a maturity amount of $2,250,586, collateralized by various corporate obligations with aggregate market value of $2,285,626.	2,249,840
1,830,835	Grampian Funding LLC
	3.76%, 10/13/05	1,830,835
2,003,798	Lehman Brothers, Inc. Triparty Repurchase Agreement dated September 30, 2005, at 3.98%, due October 3, 2005 with a maturity amount of $2,004,462, collateralized by various corporate obligations with aggregate market value of $2,207,435.	2,003,798
2,415,229	Merrill Lynch & Co. Repurchase Agreement dated September 30, 2005, at 3.98%, due October 3, 2005 with a maturity amount of $2,416,030, collateralized by various corporate obligations with aggregate market value of $2,485,306.	2,415,229
1,448,642	Morgan Stanley Repurchase Agreement dated September 30, 2005, at 4.04%, due October 3, 2005 with a maturity amount of $1,449,130, collateralized by various corporate obligations with aggregate market value of $1,485,187.	1,448,642

4

$1,830,835	Paradigm Funding LLC
	3.75%, 10/17/05	$1,830,835
1,830,835	Ranger Funding
	3.79%, 10/25/05	1,830,835
2,197,002	Royal Bank of Canada
	3.78%, 10/06/05	2,197,002
1,830,835	Sheffiled Receivables Corp.
	3.76%, 10/06/05	1,830,835
1,830,835	Societe Generale
	3.78%, 10/03/05	1,830,835
2,589,280	Svenska Handlesbanken
	3.88%, 10/03/05	2,589,280
1,830,835	The Bank of the West
	3.76%, 10/28/05	1,830,835
915,418	Toronto Dominion Bank
	3.68%, 10/04/05	915,418
1,830,835	UBS AG
	3.75%, 10/31/05	1,830,835
1,830,835	Wachovia Bank NA
	3.76%, 10/25/05	1,830,835
1,830,835	Wells Fargo
	3.77%, 10/19/05	1,830,835
	Total Short Term Investments
	(Cost $52,019,790)	52,019,790

Total Investments - 113.6%
(Cost $306,375,522)		341,250,423
Net Other Assets and Liabilities - (13.6)%		(40,777,770)
Total Net Assets - 100.0%		$300,472,653

*              Non-income producing security.

(a)           Contingent Value Obligation.

(b)           All or a portion of this security is out on loan at September 30, 2005; the value of the securities loaned amounted to $50,519,060.

(c)           Investments made with cash collateral received from securities on loan.

(d)           Effective yield at time of purchase, excluding repurchase agreements.

ADR       American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.

FEDERAL INCOME TAX INFORMATION

At September 30, 2005, the aggregate cost of investment securities for tax purposes was $306,856,626. Net unrealized appreciation (depreciation) aggregated $34,393,797, of which $41,969,451 related to appreciated investment securities and $(7,575,654) related to depreciated investment securities.

5

Industry/Sector Concentration of Investments
as a Percentage of Net Assets:

Basic Materials	7.0%
Communications	3.1
Consumer Cyclical	15.7
Consumer Non-Cyclical	15.1
Diversified	2.6
Energy	8.3
Financial	14.0
Industrial	21.6
Technology	5.6
Utilities	3.3
Short Term Investments	17.3
Net Other Assets and Liabilities	(13.6)
Total	100.0%

6

SELECT INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS - September 30, 2005 (Unaudited)

Shares		Value
COMMON STOCKS - 98.0%

	Australia - 1.8%
15,745	Australia & New Zealand Banking Group, Ltd. *	$288,814
110,200	BHP Billiton, Ltd.	1,874,025
7,854	Commonwealth Bank of Australia	230,568
1,775	Foodland Associated, Ltd.	37,036
7,395	Macquarie Bank, Ltd.	425,878
36,190	National Australia Bank, Ltd.	914,164
4,052	RHI AG *	121,014
36,000	Santos, Ltd.	344,210
29,435	Stockland	138,583
9,130	Suncorp-Metway, Ltd.	137,538
205,400	Telstra Corp.	638,938
20,320	Woolworths, Ltd. (a)	258,273
		5,409,041

	Austria - 1.0%
1,404	Bank Austria Creditanstalt AG	157,414
3,643	Boehler-Uddeholm	614,887
4,400	Flughafen Wien AG	297,084
23,119	OMV AG	1,377,283
5,487	Voestalpine AG	484,135
		2,930,803

	Belgium - 2.0%
700	Colruyt SA *	91,320
6,700	Delhaize Group	397,609
102,519	Dexia	2,315,162
43,429	Fortis	1,263,503
42,300	Fortis (Netherlands) (a)	1,226,577
1,295	KBC Group	105,237
99	Solvay SA	11,548
11,937	UCB SA	632,116
		6,043,072

	Brazil - 0.7%
46,000	Cia Vale do Rio Doce, ADR (a)	2,017,560

	Canada - 1.3%
3,200	Canadian National Railway Co.	227,439
25,600	Canadian Natural Resources, Ltd.	1,157,872
13,600	EnCana Corp.	794,969
2,600	Magna International, Inc., Class A	195,815

1

6,500	National Bank of Canada	$337,054
11,000	Petro-Canada	461,133
2,200	Quebecor, Inc., Class B	56,386
7,400	Royal Bank of Canada	539,915
3,800	Telus Corp.	155,012
1,300	Telus Corp., Non Voting	54,330
		3,979,925

	Denmark - 0.2%
18	AP Moller - Maersk A/S, Class A	180,602
26	AP Moller - Maersk A/S, Class B	266,331
1,500	Tele Danmark	80,946
		527,879

	Finland - 2.0%
100	Finnair Oyj	1,306
31,900	Fortum Oyj	642,313
11,700	Kesko Oyj, Class B	325,582
5,700	Metso Oyj	145,078
228,893	Nokia Oyj	3,847,109
13,300	Rautaruukki Oyj	299,709
28,900	Sampo Oyj, Class A	459,950
1,800	Wartsila Oyj, Class A	57,078
4,900	Wartsila Oyj, Class B	156,560
2,800	YIT-Yhtyma Oyj	119,171
		6,053,856

	France - 8.6%
1,048	Assurances Generales de France	100,580
74,052	AXA	2,039,258
52,920	BNP Paribas	4,035,707
1,589	Bongrain SA	89,375
530	Christian Dior SA	43,869
51,706	Cie de Saint-Gobain	2,983,684
20,600	Dassault Systemes SA	1,068,009
6,042	France Telecom SA	173,962
35	Fromageries Bel Vache qui Rit	6,035
16,600	Imerys SA	1,235,903
15,800	Lafarge SA	1,394,464
6,923	Michelin, Class B	408,004
14,871	PSA Peugeot Citroen	1,013,043
9,285	Sanofi-Aventis	769,651
1,992	Schneider Electric SA	157,795
29,231	Scor SA	59,914
8,552	Societe Generale	979,043
5,577	Suez SA	161,717
30,565	Total SA, Class B	8,369,139
3,128	Veolia Environnement	132,415
3,771	Vinci SA	325,771
		25,547,338

2

	Germany - 6.2%
1,466	Adidas-Salomon AG	$255,553
3,993	Allianz AG	540,845
10,475	Altana AG	588,292
23,464	BASF AG	1,768,159
1,850	Bayer AG	68,009
51,550	Bayerische Motoren Werke (BMW) AG	2,427,729
8,269	DaimlerChrysler AG	440,073
3,516	Deutsche Bank AG	329,898
58,500	Deutsche Post AG	1,372,581
21,510	E.ON AG	1,982,182
3,586	HypoVereinsbank *	101,346
3,709	Man AG	190,862
5,508	Merck KGaA	465,069
2,619	Muenchener Rueckversicherungs AG	299,984
7,877	RWE AG	522,826
3,565	Salzgitter AG	177,005
6,600	SAP AG	1,144,306
30,387	Schering AG	1,927,138
1,387	Schwarz Pharma AG	85,739
22,700	Siemens AG	1,754,378
9,200	Suedzucker AG	209,314
22,124	ThyssenKrupp AG (a)	463,343
10,582	TUI AG (a)	226,084
16,300	Volkswagen AG (a)	1,006,229
		18,346,944

	Greece - 0.0%
1	Alpha Bank A.E.	23

	Hong Kong - 1.2%
20,000	Cheung Kong Holdings, Ltd.	225,862
13,000	Chueng Kong Infrastucture	43,406
118,500	CLP Holdings, Ltd.	706,544
106,500	Esprit Holdings, Ltd.	796,318
16,000	Guoco Group, Ltd.	162,332
113,000	Hang Lung Group, Ltd.	217,785
213,000	Hong Kong Electric	1,062,673
28,000	Hong Kong Ferry Holdings Co.	34,292
82,000	Yue Yuen Industrial Holdings, Ltd.	225,166
		3,474,378

	Ireland - 0.9%
13,289	Allied Irish Banks PLC	283,599
95,911	Bank of Ireland	1,520,665
28,275	CRH, Plc	768,756
		2,573,020

3

	Italy - 5.3%
31,761	Banca Intesa SpA	$148,486
38,204	Banca Intesa SpA RNC	166,746
64,575	Banca Monte dei Paschi di Siena SpA	287,296
17,910	Banca Popolare di Milano (a)	184,090
44,110	Capitalia SpA	241,985
187,208	Enel SpA	1,618,389
302,922	ENI SpA	9,024,909
32,801	Fiat SpA * (a)	294,238
5,900	Fiat SpA - RCN *	49,795
19,189	FinecoGroup SpA	174,794
3,347	Finmeccanica SpA	66,626
2,401	Fondiaria-Sai SpA	73,096
9,200	IFI-Istituto Finanziario Industriale SpA *	144,202
13,400	Italcementi SpA	149,447
1,300	Italmobiliare SpA	88,951
64,800	Mediaset SpA	769,184
4,500	Natuzzi SpA, Sponsored ADR	37,035
12,821	Sanpaolo IMI SpA (a)	199,721
27,700	SMI-Societa Metallurgica Italiana SpA *	18,720
174,267	Telecom Italia SpA	486,413
273,100	UniCredito Italiano SpA	1,544,308
		15,768,431

	Japan - 23.0%
1,160	Acom Co., Ltd.	84,352
10,000	Aioi Insurance Co., Ltd.	59,657
2,800	Aisin Seiki Co., Ltd.	79,566
6,000	Alps Electric Co., Ltd.	97,586
20,000	Asahi Kasei Corp	109,429
52,200	Astellas Pharma Inc.	1,967,030
4,600	Autobacs Seven Co., Ltd.	179,835
47,200	Canon, Inc.	2,553,378
35,500	Chubu Electric Power Co., Inc. (a)	867,802
35,400	Chugai Pharmaceutical Co., Ltd.	676,354
10,400	Chugoku Electric Power Co., Inc.	214,764
17,000	Cosmo Oil Co., Ltd.	92,265
31,500	Credit Saison Co., Ltd.	1,384,371
28,000	Daido Steel Co., Ltd.	180,382
40,179	Daiichi Sankyo Co., Ltd. (a)	824,388
53,100	Daikin Industries, Ltd.	1,424,560
21,000	Daikyo, Inc. *	90,809
5,000	Dainippon Screen Manufacturing Co., Ltd.	32,696
7,600	Daito Trust Construction Co., Ltd.	333,336
5,000	Daiwa House Industry Co., Ltd.	65,525
13,000	Daiwa Kosho Lease Co., Ltd.	75,948
25,500	Eisai Co., Ltd. (a)	1,091,427
15,700	Fanuc, Ltd.	1,271,906
14,000	Fuji Electric Holdings Co., Ltd.	55,844

4

101,000	Fuji Heavy Industries, Ltd. (a)	$457,247
13,000	Fujikura, Ltd.	79,848
51,000	Furukawa Electric Co. (The), Ltd. *	258,792
72,000	Haseko Corp.	223,024
7,200	Hirose Electric Co., Ltd.	840,630
2,200	Hitachi Chemical Co., Ltd.	46,013
17,000	Hokkaido Electric Power Co., Inc.	362,309
89,300	Honda Motor Co., Ltd.	5,059,401
57,600	Hoya Corp.	1,916,357
87,000	Isuzu Motors, Ltd.	320,928
99,000	Itochu Corp.	682,337
2,000	Itoham Foods, Inc.	8,172
2,000	Japan Airport Terminal, Co., Ltd.	19,415
36	Japan Tobacco, Inc.	568,680
94,000	Kajima Corp.	447,955
14,000	Kamigumi Co., Ltd.	111,812
14,000	Kandenko Co., Ltd.	98,840
27,900	Kansai Electric Power Co. (The), Inc.	616,772
75,000	Kao Corp.	1,849,932
170,000	Kawasaki Heavy Industries, Ltd. (a)	430,570
24,000	Kawasaki Kisen Kaisha, Ltd.	173,463
11,000	Keisei Electric Railway Co., Ltd.	60,477
1,000	Kikkoman Corp.	9,619
86,000	Kobe Steel, Ltd.	261,836
34,000	Komatsu, Ltd.	463,875
5,400	Konami Corp.	121,758
19,000	Kyushu Electric Power Co., Inc.	423,377
12,500	Leopalace21 Corp.	302,255
28,000	Maeda Corp.	189,772
6,000	Makita Corp.	121,784
150,000	Marubeni Corp.	698,937
3,000	Maruichi Steel Tube, Ltd.	70,953
67,000	Matsushita Electric Industrial Co., Ltd.	1,137,016
129,000	Mazda Motor Corp. (a)	566,933
23,000	Mitsubishi Chemical Corp.	77,029
154,400	Mitsubishi Corp.	3,052,164
77,000	Mitsubishi Materials Corp.	272,488
201,000	Mitsubishi Motors Corp. * (a)	413,299
23,000	Mitsubishi Rayon Co., Ltd.	103,111
266	Mitsubishi Tokyo Financial Group, Inc.	3,497,683
32,000	Mitsui & Co., Ltd. (a)	401,288
27,000	Mitsui Chemicals, Inc.	159,643
11,000	Mitsui Sumitomo Insurance Co., Ltd.	127,556
41,000	Mitsui Trust Holdings, Inc.	568,786
33	Mizuho Financial Group, Inc.	210,263
9,000	Nagase & Co., Ltd.	105,396
4,000	NGK Spark Plug Co., Ltd.	58,068
8,800	Nidec Corp.	524,202
124,000	Nikko Cordial Corp.	1,436,809
8,000	Nippo Corp.	58,880

5

62,000	Nippon Light Metal Co., Ltd.	$170,710
32,000	Nippon Mining Holdings, Inc.	254,159
90,000	Nippon Steel Corp.	338,349
63	Nippon Telegraph & Telephone Corp.	310,233
45,000	Nippon Yusen Kabushiki Kaisha	302,211
48,000	Nishimatsu Construction Co., Ltd. (a)	201,209
47,300	Nissan Motor Co., Ltd. (a)	540,977
7,000	Nisshin Oillio Group, Ltd.	41,513
11,900	Nissin Food Products Co., Ltd.	310,325
27,900	Nitto Denko Corp.	1,573,322
9,000	NSK, Ltd.	49,720
11,000	Olympus Corp. (a)	244,142
4,800	Ono Pharmaceutical Co., Ltd.	224,083
1,500	ORIX Corp.	271,367
155,000	Osaka Gas Co., Ltd.	543,044
84	Resona Holdings, Inc. *	217,200
6,900	Ryosan Co.	180,241
23,500	Secom Co., Ltd.	1,132,330
10,000	Sharp Corp.	145,082
69,000	Shimizu Corp.	452,429
28,700	Shin-Etsu Chemical Co., Ltd.	1,253,717
11,500	SMC Corp.	1,533,469
5,000	Stanley Electric Co., Ltd.	75,850
223,000	Sumitomo Corp.	2,357,623
27,000	Sumitomo Heavy Industries, Ltd.	191,810
157,000	Sumitomo Metal Industries, Ltd.	551,436
33,000	Taiheiyo Cement Corp.	123,479
116,000	Taisei Corp.	478,066
28,000	Taisho Pharmaceutical Co., Ltd.	505,317
98,100	Takeda Pharmaceutical Co., Ltd. (a)	5,852,323
13,000	Takefuji Corp.	1,015,311
7,200	Terumo Corp.	231,920
29,100	Tohoku Electric Power Co., Inc.	648,436
13,000	Tokuyama Corp.	127,574
20,300	Tokyo Electric Power Co. (The), Inc.	514,151
54,000	Tokyo Gas Co., Ltd. (a)	219,688
42,000	TonenGeneral Sekiyu K.K.	489,256
1,000	Toshiba TEC Corp.	4,421
2,000	Toyo Suisan Kaisha, Ltd.	34,206
2,000	Toyota Industries Corp.	66,540
4,000	Toyota Tsusho Corp.	72,894
63,000	Ube Industries, Ltd.	170,128
3,000	Wacoal Corp.	39,739
2,300	Yamada Denki Co., Ltd.	175,167
4,000	Yamaha Corp.	69,364
3,300	Yamaha Motor Co., Ltd.	68,292
8,000	Yamato Transport Co., Ltd.	131,739
		68,385,526

6

	Luxembourg - 0.2%
18,190	Arcelor	$426,791

	Mexico - 0.4%
14,900	Fomento Economico Mexicano SA de CV, Sponsored ADR	1,041,808

	Netherlands - 6.5%
231,599	ABN-Amro Holdings	5,565,232
79,217	Aegon NV	1,179,572
12,800	Akzo Nobel NV	559,753
4,048	Corio NV	235,737
10,050	DSM NV	396,114
83,200	Elsevier NV	1,151,607
700	Gamma Holding NV	31,312
11,783	Heineken NV	379,463
196,377	ING Groep NV	5,867,204
59,300	Koninklijke (Royal) Phillips Electronics NV	1,580,821
26,338	Koninklijke Ahold NV *	199,744
11,086	Koninklijke Wessanen NV	189,535
13,242	Oce NV	208,035
2,900	Wereldhave NV	308,219
77,100	Wolters Kluwer NV	1,439,013
		19,291,361

	Norway - 0.6%
16,400	DnB Nor ASA	169,406
3,500	Kvaerner ASA *	112,478
9,180	Norsk Hydro ASA	1,029,740
5,300	Orkla ASA	201,550
7,800	Yara International ASA	141,149
		1,654,323

	Singapore - 0.4%
94,000	Capitaland, Ltd.	174,625
172,000	ComfortDelgro Corp., Ltd.	152,640
43,000	DBS Group Holding, Ltd.	401,952
27,000	Fraser & Neave, Ltd.	274,752
15,000	Hotel Properties, Ltd.	13,755
53,000	Neptune Orient Lines, Ltd.	96,577
71,020	SembCorp Industries, Ltd.	126,052
12,000	Straits Trading Co., Ltd.	19,240
22,000	United Industrial Corp., Ltd.	14,187
		1,273,780

	South Korea - 0.6%
4,060	Samsung Electronics Co., Ltd., GDR (a) (b)	1,146,077
32,100	SK Telecom Co., Ltd., ADR (a)	701,064
		1,847,141

7

	Spain - 2.8%
1,198	Acciona SA	$137,582
5,840	ACS, Actividades de Construccion y Servicios SA	170,751
29,400	Altadis SA	1,321,131
169,000	Banco Popular Espanol SA	2,066,160
11,084	Banco Santander Central Hispano SA	146,068
51,204	Endesa SA	1,374,875
1,200	Fomento de Construcciones Y Contratas SA	71,749
47,716	Iberdrola SA	1,337,600
41,700	Repsol YPF SA	1,355,487
8,919	Sacyr Vallehermoso SA	251,097
		8,232,500

	Sweden - 1.5%
5,400	Atlas Copco AB, Class A	104,761
11,800	Electrolux AB, Class B	276,995
475,200	Ericsson AB, Class B	1,739,309
25,500	Hennes & Mauritz AB, Class B	911,904
7,000	Holmen AB, Class B	219,998
47,100	Nordea Bank AB	472,103
5,600	Securitas AB, Class B *	86,913
14,700	Skandia Forsakrings AB	76,809
7,200	Skanska AB, Class B	106,623
31,200	Swedish Match AB	373,259
15,700	Tele2 AB, Class B	160,413
		4,529,087

	Switzerland - 6.0%
38,350	Adecco SA	1,757,783
6	Banque Cantonale Vaudoise	1,705
11,088	Credit Suisse Group	492,743
27,000	Holcim, Ltd.	1,799,791
9,700	Nestle SA	2,851,171
54,300	Novartis AG	2,764,693
10,400	Roche Holdings AG	1,450,225
755	Swiss Life Holding *	107,272
1,256	Swisscom AG	412,043
37,740	UBS AG	3,219,637
527	Valora Holding AG *	98,501
17,002	Zurich Financial Services AG *	2,907,508
		17,863,072

	United Kingdom - 24.8%
12,590	Arriva, Plc	130,876
46,228	Astrazeneca, Plc	2,155,320
57,164	Aviva, Plc	629,634
333,477	Barclays, Plc	3,381,011
34,057	Barratt Developments, Plc	455,268
38,314	BBA Group, Plc	201,175

8

274,900	BG Group, Plc	$2,616,875
77,505	Boots Group, Plc	834,481
24,208	British American Tobacco Industries, Plc	510,149
99,600	British Land Co., Plc	1,657,464
426,547	BT Group, Plc	1,677,392
35,129	Cable & Wireless, Plc	88,885
43,421	Cadbury Schweppes, Plc	439,463
517,631	Centrica, Plc	2,253,105
84,060	Cobham, Plc	235,374
253,871	Dixons Group, Plc	676,045
27,575	First Choice Holidays, Plc	103,315
31,039	Friends Provident, Plc	102,701
26,451	Gallaher Group, Plc	411,861
494,036	GlaxoSmithKline, Plc	12,605,204
16,360	GUS, Plc	247,355
20,726	Hanson, Plc	215,818
133,083	HBOS, Plc	2,009,797
286,400	HSBC Holdings, Plc	4,659,522
24,532	Imi, Plc	186,216
43,200	Imperial Tobacco Group, Plc	1,241,354
56,200	J Sainsbury, Plc	277,936
407,619	Kingfisher, Plc	1,557,881
225,764	Lloyds TSB Group, Plc	1,865,510
3,276	Man Group, Plc	95,991
675,600	Morrison WM Supermarkets	2,124,835
230,918	National Grid Plc	2,171,636
25,320	Next, Plc	623,633
92,055	Northern Foods, Plc	248,802
3,651	Persimmon, Plc	55,427
83,300	Royal Bank of Scotland	2,371,522
63,900	Royal Dutch Shell, Plc, Class A *	2,116,405
26,802	Royal Dutch Shell, Plc, Class B	928,551
74,540	Schroders, Plc	1,218,674
67,464	Scottish & Southern Energy, Plc	1,228,326
76,441	Scottish Power, Plc	772,981
14,500	Severn Trent, Plc	254,254
166,321	Smith & Nephew, Plc	1,400,813
27,814	Smith WH, Plc	166,098
75,500	Standard Chartered, Plc	1,633,802
41,006	Taylor Woodrow, Plc	235,263
506,000	Tesco, Plc	2,771,004
13,200	The Berkeley Group Holdings, Plc	202,964
16,458	Unilever, Plc	172,395
16,288	United Utilities, Plc	188,771
1,840,430	Vodafone Airtouch, Plc	4,803,274
45,608	Wimpey (George), Plc	345,391
127,948	Wolseley, Plc	2,714,430
138,720	WPP Group, Plc	1,416,253
		73,688,482

	Total Common Stocks
	(Cost $233,511,885)	290,906,141

9

Par Value		Value
U.S. GOVERNMENT OBLIGATION - 0.2%

	U.S. Treasury Bill - 0.2%
$540,000	3.65%, 02/23/06 (c) (d)	$532,072
25,000	3.66%, 02/23/06 (c) (d)	24,632
		556,704

	Total U.S. Government Obligation
	(Cost $556,704)	556,704

Shares		Value
PREFERRED STOCKS - 0.4%

	Germany - 0.4%
1,261	Henkel KGaA Preferred *	$115,048
3,869	RWE AG Preferred	223,493
15,200	Volkswagen AG Preferred	696,046
		1,034,587

	Italy - 0.0%
5,600	Fiat SpA Preferred *	44,360

	Total Preferred Stocks
	(Cost $715,874)	1,078,947

Shares		Value
RIGHTS - 0.0%

	Thailand - 0.0%
100,421	TelecomAsia Corp., Public Co., Ltd. * (e)	$0

	United Kingdom - 0.0%
332,400	Ti Automotive, Ltd. * (e)	0

	Total Rights
	(Cost $68,642)	0

Par Value		Value
SHORT TERM INVESTMENTS (d) (f) - 6.3%

$659,045	Bank of America
	3.77%, 10/18/05	$659,045
659,048	Bank Of Montreal
	3.79%, 11/01/05	659,048

10

$659,047	Bank Of Nova Scotia
	3.77%, 10/31/05	$659,047
263,618	Barclays
	3.70%, 01/17/06	263,618
395,427	Barclays
	3.71%, 10/14/05	395,427
659,045	BNP Paribas
	3.75%, 10/28/05	659,045
329,523	Citigroup
	3.63%, 10/31/05	329,523
2,540,020	Credit Suisse First Boston Corporation Repurchase Agreement dated September 30, 2005, at 3.98%, due October 3, 2005 with a maturity amount of $2,540,862, collateralized by various corporate obligations with aggregate market value of $2,636,213.	2,540,020
659,045	Fairway Finance
	3.77%, 10/06/05	659,045
659,045	Fortis Bank
	3.81%, 10/07/05	659,045
336,787	Goldman Sachs Group Inc.
	3.94%, 12/28/05	336,787
809,875	Goldman Sachs Group, Inc. Repurchase Agreement dated September 30, 2005, at 3.98%, due October 3, 2005 with a maturity amount of $810,143, collateralized by various corporate obligations with aggregate market value of $822,756.	809,875
659,045	Grampian Funding LLC
	3.76%, 10/13/05	659,045
721,306	Lehman Brothers, Inc. Triparty Repurchase Agreement dated September 30, 2005, at 3.98%, due October 3, 2005 with a maturity amount of $721,545, collateralized by various corporate obligations with aggregate market value of $794,610.	721,306
869,409	Merrill Lynch & Co. Repurchase Agreement dated September 30, 2005, at 3.98%, due October 3, 2005 with a maturity amount of $869,697, collateralized by various corporate obligations with aggregate market value of $894,635.	869,409
521,467	Morgan Stanley Repurchase Agreement dated September 30, 2005, at 4.04%, due October 3, 2005 with a maturity amount of $521,643, collateralized by various corporate obligations with aggregate market value of $534,622.	521,467

11

$659,045	Paradigm Funding LLC
	3.75%, 10/17/05	$659,045
659,045	Ranger Funding
	3.79%, 10/25/05	659,045
790,854	Royal Bank of Canada
	3.78%, 10/06/05	790,854
659,045	Sheffiled Receivables Corp.
	3.76%, 10/06/05	659,045
659,045	Societe Generale
	3.78%, 10/03/05	659,045
932,063	Svenska Handlesbanken
	3.88%, 10/03/05	932,063
659,045	The Bank of the West
	3.76%, 10/28/05	659,045
329,523	Toronto Dominion Bank
	3.68%, 10/04/05	329,523
659,045	UBS AG
	3.75%, 10/31/05	659,045
659,045	Wachovia Bank NA
	3.76%, 10/25/05	659,045
659,045	Wells Fargo
	3.77%, 10/19/05	659,045
	Total Short Term Investments
	(Cost $18,725,552)	18,725,552

Total Investments - 104.9%
(Cost $253,578,657)		311,267,344
Net Other Assets and Liabilities - (4.9)%		(14,402,363)
Total Net Assets - 100.0%		$296,864,981

*              Non-income producing security.

(a)           All or a portion of this security is out on loan at September 30, 2005; the value of the securities loaned amounted to $17,764,537.

(b)           Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, to qualified institutional buyers. At September 30, 2005, these securities amounted to $1,146,077 or 0.4% of net assets.

(c)           Security has been deposited as initial margin on futures contracts.  At September 30, 2005, the Portfolio’s open futures contracts were as follows:

Number
of Contracts	Contract	Expiration	Aggregate	Market Value at
Purchased	Type	Date	Cost	September 30, 2005

24	DAX Index	December-2005	3,567,576	3,665,207
16	MSCI SING Index	October-2005	519,670	515,711
9	TOPIX Index	December-2005	1,016,896	1,118,696
6	SP/MIB Index	December-2005	1,240,259	1,258,968
			6,344,401	6,558,582

Number
of Contracts	Contract	Expiration	Aggregate	Market Value at
Sold	Type	Date	Cost	September 30, 2005

4	CAC40 10 EURO	October-2005	228,706	221,897
27	S&P/TSE 60 Index	December-2005	2,951,152	2,892,251
4	OMX30 IND	October-2005	48,185	46,405
2	SPI 200	December-2005	180,568	177,203
5	FTSE 100 Index	December-2005	493,548	485,214
			3,902,159	3,822,970

(d)           Effective yield at time of purchase, excluding repurchase agreements.

(e)           Security has no value.

(f)            Investments made with cash collateral received from securities on loan.

ADR       American Depositary Receipt.  Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.

GDR        Global Depositary Receipt.  A negotiable certificate held in the bank of one country representing a specific number of shares of a stock traded on an exchange of another country.

FEDERAL INCOME TAX INFORMATION

At September 30, 2005, the aggregate cost of investment securities for tax purposes was $256,541,064. Net unrealized appreciation (depreciation) aggregated $54,726,280, of which $57,245,264 related to appreciated investment securities and $(2,518,984) related to depreciated investment securities.

FORWARD FOREIGN CURRENCY CONTRACTS PURCHASED:

Contracts To		Settlement	Contracts At	In Exchange	Unrealized
Receive	Currency	Dates	Value	For U.S. $	Depreciation
479,896	AUD	11/29/05	366,000	369,525	(3,525)
278,963	GBP	11/29/05	493,174	508,898	(15,724)
2,968,321	EUR	11/29/05	3,588,904	3,671,996	(83,092)
57,429	HKD	10/03/05	7,404	7,405	(1)
20,517,364	JPY	10/03/05	181,065	181,546	(481)
6,966,229	JPY	10/04/05	61,477	61,637	(160)
1,012,390,141	JPY	11/29/05	8,988,768	9,304,256	(315,488)
33,673,409	NOK	11/29/05	5,166,503	5,198,084	(31,581)
40,838,508	SEK	11/29/05	5,301,013	5,370,354	(69,341)
15,147,804	CHF	11/29/05	11,806,175	12,039,846	(233,671)
			$35,960,483	$36,713,547	$(753,064)

FORWARD FOREIGN CURRENCY CONTRACTS SOLD:

					Unrealized
Contracts To		Settlement	Contracts At	In Exchange	Appreciation
Deliver	Currency	Dates	Value	For U.S. $	(Depreciation)
901,481	AUD	11/29/05	687,527	677,741	(9,786)
4,203,152	GBP	11/29/05	7,430,685	7,549,158	118,473
1,231,556	DKK	11/29/05	199,535	204,362	4,827
16,260,014	EUR	11/29/05	19,659,475	19,973,277	313,802
14,665,846	HKD	11/29/05	1,890,152	1,887,329	(2,823)
10,796,927	JPY	10/03/05	95,282	95,362	80
108,838,193	JPY	11/29/05	966,348	990,000	23,652
4,450,920	SEK	11/29/05	577,749	604,851	27,102
995,691	CHF	11/29/05	776,040	800,000	23,960
			$32,282,793	$32,782,080	$499,287

AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro Currency
GBP	British Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona

12

Industry Concentration of Investments
as a Percentage of Net Assets:

Aerospace & Defense	0.1%
Agriculture	1.5
Apparel	0.1
Auto Manufacturers	4.6
Auto Parts & Equipment	0.2
Banks	16.2
Beverages	0.6
Building Materials	2.6
Chemicals	2.6
Commercial Services	1.4
Cosmetics & Personal Care	0.6
Distribution & Wholesale	1.3
Diversified Financial Services	2.6
Electric	6.3
Electrical Components & Equipment	0.3
Electronics	1.6
Engineering & Construction	2.2
Environmental Control	0.2
Food	4.6
Gas	0.1
Hand & Machine Tools	0.2
Health Care-Products	1.2
Holding Companies - Diversified	0.1
Home Builders	0.1
Home Furnishings	0.8
Household Products & Wares	0.1
Insurance	5.0
Iron & Steel	1.5
Leisure Time	0.1
Machinery - Construction & Mining	0.2
Machinery - Diversified	0.7
Manufacturing - Miscellaneous	1.1
Media	1.1
Metal Fabricate & Hardware	0.3
Mining	1.4
Office & Business Equipment	0.9
Oil & Gas	10.4
Pharmaceuticals	11.7
Real Estate	1.8
Retail	2.2
Short Term Investments	6.3
Software	0.4
Telecommunications	6.2
Transportation	1.2
U.S. Treasury Bill	0.2
Net Other Assets and Liabilities	(4.9)
Total	100.0%

13

SELECT GROWTH FUND

PORTFOLIO OF INVESTMENTS - September 30, 2005 (Unaudited)

Shares		Value
COMMON STOCKS - 98.4%

	Agriculture - 1.3%
93,091	Monsanto Co.	$5,841,460

	Apparel - 1.4%
96,500	Coach, Inc. *	3,026,240
42,100	NIKE, Inc., Class B	3,438,728
		6,464,968

	Banks - 2.0%
186,183	State Street Corp.	9,108,072

	Beverages - 1.3%
71,400	Cadbury Schweppes, Plc, Sponsored ADR	2,908,122
53,400	PepsiCo, Inc.	3,028,314
		5,936,436

	Biotechnology - 4.5%
166,201	Amgen, Inc. *	13,241,234
84,600	Genentech, Inc. *	7,124,166
		20,365,400

	Commercial Services - 1.5%
179,977	Paychex, Inc.	6,673,547

	Computers - 3.4%
79,500	Apple Computer, Inc. *	4,261,995
262,567	Dell, Inc. *	8,979,791
178,500	EMC Corp. *	2,309,790
		15,551,576

	Cosmetics & Personal Care - 1.7%
48,900	Estee Lauder Cos., Inc., Class A	1,703,187
43,300	Gillette Co.	2,520,060
59,300	Procter & Gamble Co.	3,525,978
		7,749,225

	Diversified Financial Services - 6.8%
98,200	American Express Co.	5,640,608
302,700	Charles Schwab Corp.	4,367,961
74,473	Fannie Mae	3,337,880
22,500	Goldman Sachs and Co.	2,735,550
61,400	Merrill Lynch & Co., Inc.	3,766,890
75,100	Morgan (J.P.) & Co., Inc.	2,548,143
155,152	SLM Corp. (a)	8,322,353
		30,719,385

1

	Electrical Components & Equipment - 1.6%
288,583	Molex Inc., Class A	$7,419,469

	Electronics - 0.5%
73,300	Agilent Technologies, Inc. *	2,400,575

	Food - 1.1%
37,300	Whole Foods Market, Inc. (a)	5,014,985

	Health Care-Products - 6.0%
30,900	Alcon, Inc. (a)	3,951,492
121,019	Johnson & Johnson	7,658,082
117,916	Medtronic, Inc.	6,322,656
68,400	St. Jude Medical, Inc. *	3,201,120
86,885	Zimmer Holdings, Inc. *	5,985,508
		27,118,858

	Health Care-Services - 3.5%
102,401	Lincare Holding, Inc. * (a)	4,203,561
204,934	UnitedHealth Group, Inc.	11,517,291
		15,720,852

	Insurance - 3.4%
164,462	AFLAC, Inc.	7,450,129
36,700	American International Group, Inc.	2,273,932
22,300	CIGNA Corp.	2,628,278
41,700	Wellpoint, Inc. *	3,161,694
		15,514,033

	Internet - 7.7%
25,200	Amazon.com, Inc. * (a)	1,141,560
301,657	eBay, Inc. *	12,428,268
77,576	Expedia, Inc. * (a)	1,536,781
32,500	Google, Inc., Class A *	10,284,950
16,137	IAC/InterActiveCorp. *	409,073
269,804	Yahoo!, Inc. *	9,130,167
		34,930,799

	Leisure Time - 1.6%
139,637	Carnival Corp.	6,979,057

	Manufacturing - Miscellaneous - 3.5%
204,801	Dover Corp.	8,353,833
215,600	General Electric Co.	7,259,252
		15,613,085

2

	Media - 4.6%
235,831	Comcast Corp., Special Class A *	$6,787,216
24,827	Liberty Global, Inc. Class A *	672,315
260,653	Liberty Global, Inc. Class C * (a)	6,711,815
806,792	Liberty Media Group, Class A *	6,494,676
		20,666,022

	Oil & Gas - 0.9%
63,200	Suncor Energy, Inc.	3,825,496

	Oil & Gas Services - 4.3%
37,234	Baker Hughes, Inc.	2,222,125
203,519	Schlumberger, Ltd. (a)	17,172,933
		19,395,058

	Pharmaceuticals - 6.5%
8,700	Abbott Laboratories	368,880
75,700	Caremax Rx, Inc. *	3,779,701
61,500	Gilead Sciences, Inc. *	2,998,740
46,100	Lilly (Eli) & Co. (a)	2,467,272
91,500	Novartis AG, Sponsored ADR	4,666,500
242,038	Pfizer, Inc.	6,043,689
84,900	Roche Holding AG, Sponsored ADR	5,920,120
70,000	Sanofi-Aventis, ADR	2,908,500
		29,153,402

	Retail - 6.5%
93,091	Bed Bath & Beyond, Inc. *	3,740,396
147,400	Chico’s FAS, Inc. *	5,424,320
37,100	Federated Department Stores, Inc.	2,480,877
173,771	Home Depot, Inc.	6,627,626
48,500	Lowes Cos., Inc. (a)	3,123,400
18,800	Starbucks Corp. *	941,880
95,500	Target Corp. (a)	4,959,315
49,200	Williams-Sonoma, Inc. *	1,886,820
		29,184,634

	Semiconductors - 6.4%
124,122	Analog Devices, Inc. (a)	4,609,891
194,400	Applied Materials, Inc.	3,297,024
249,098	Intel Corp.	6,140,266
111,700	Marvell Technology Group, Ltd. * (a)	5,150,487
97,200	Maxim Integrated Products, Inc.	4,145,580
161,700	Texas Instruments, Inc.	5,481,630
		28,824,878

	Software - 9.9%
137,800	Adobe Systems, Inc.	4,113,330
74,500	Electronic Arts, Inc. *	4,238,305
232,729	First Data Corp.	9,309,160
198,595	Intuit, Inc. *	8,899,042
49,000	Mercury Interactive Corp. *	1,940,400
436,111	Microsoft Corp.	11,221,136
46,100	NAVTEQ Corp. *	2,302,695
60,600	SAP AG, Sponsored ADR	2,625,798
		44,649,866

3

	Telecommunications - 6.5%
425,274	Cisco Systems, Inc. *	$7,625,163
96,400	Nokia Oyj Corp., Sponsored ADR	1,630,124
203,091	Qualcomm, Inc.	9,088,322
145,848	Sprint Nextel Corp.	3,468,265
288,583	Vodafone Group, Plc, Sponsored ADR	7,494,501
		29,306,375

	Total Common Stocks (Cost $387,505,101)	444,127,513

Shares		Value
INVESTMENT COMPANY - 1.3%

5,681,316	Marshall Money Market Fund	$5,681,316
	Total Investment Company (Cost $5,681,316)	5,681,316

Par Value		Value
SHORT TERM INVESTMENTS (b) (c) - 12.2%

$1,939,375	Bank of America
	3.77%, 10/18/05	$1,939,375
1,939,383	Bank Of Montreal
	3.79%, 11/01/05	1,939,383
1,939,383	Bank Of Nova Scotia
	3.77%, 10/31/05	1,939,383
775,753	Barclays
	3.70%, 01/17/06	775,753
1,163,630	Barclays
	3.71%, 10/14/05	1,163,630
1,939,383	BNP Paribas
	3.75%, 10/28/05	1,939,383
969,691	Citigroup
	3.63%, 10/31/05	969,691
7,474,556	Credit Suisse First Boston Corporation Repurchase Agreement dated September 30, 2005, at 3.98%, due October 3, 2005 with a maturity amount of $7,477,034, collateralized by various corporate obligations with aggregate market value of $7,757,624.	7,474,556
1,939,383	Fairway Finance
	3.77%, 10/06/05	1,939,383
1,939,383	Fortis Bank
	3.81%, 10/07/05	1,939,383
991,069	Goldman Sachs Group Inc.
	3.94%, 12/28/05	991,069

4

$2,383,230	Goldman Sachs Group, Inc. Repurchase Agreement dated September 30, 2005, at 3.98%, due October 3, 2005 with a maturity amount of $2,384,020, collateralized by various corporate obligations with aggregate market value of $2,421,137.	$2,383,230
1,939,383	Grampian Funding LLC
	3.76%, 10/13/05	1,939,383
2,122,599	Lehman Brothers, Inc. Triparty Repurchase Agreement dated September 30, 2005, at 3.98%, due October 3, 2005 with a maturity amount of $2,123,304, collateralized by various corporate obligations with aggregate market value of $2,338,309.	2,122,599
2,558,424	Merrill Lynch & Co. Repurchase Agreement dated September 30, 2005, at 3.98%, due October 3, 2005 with a maturity amount of $2,559,272, collateralized by various corporate obligations with aggregate market value of $2,632,656.	2,558,424
1,534,529	Morgan Stanley Repurchase Agreement dated September 30, 2005, at 4.04%, due October 3, 2005 with a maturity amount of $1,535,046, collateralized by various corporate obligations with aggregate market value of $1,573,241.	1,534,529
1,939,383	Paradigm Funding LLC
	3.75%, 10/17/05	1,939,383
1,939,383	Ranger Funding
	3.79%, 10/25/05	1,939,383
2,327,259	Royal Bank of Canada
	3.78%, 10/06/05	2,327,259
1,939,383	Sheffiled Receivables Corp.
	3.76%, 10/06/05	1,939,383
1,939,383	Societe Generale
	3.78%, 10/03/05	1,939,383
2,742,794	Svenska Handlesbanken
	3.88%, 10/03/05	2,742,794
1,939,383	The Bank of the West
	3.76%, 10/28/05	1,939,383
969,691	Toronto Dominion Bank
	3.68%, 10/04/05	969,691
1,939,383	UBS AG
	3.75%, 10/31/05	1,939,383
1,939,383	Wachovia Bank NA
	3.76%, 10/25/05	1,939,383
1,939,383	Wells Fargo
	3.77%, 10/19/05	1,939,383
	Total Short Term Investments (Cost $55,103,962)	55,103,962

Total Investments - 111.9% (Cost $448,290,379)		504,912,791
Net Other Assets and Liabilities - (11.9)%		(53,693,947)
Total Net Assets - 100.0%		$451,218,844

5

*              Non-income producing security.

(a)           All or a poriton of this security is out on loan at September 30, 2005; the value of securities loaned amounted to $53,760,724.

(b)           Investments made with cash collateral received from securities on loan.

(c)           Effective yield at time of purchase, excluding repurchase agreements.

ADR       American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.

FEDERAL INCOME TAX INFORMATION

At September 30, 2005, the aggregate cost of investment securities for tax purposes was $452,580,935. Net unrealized appreciation (depreciation) aggregated $52,331,856, of which $62,324,582 related to appreciated investment securities and $(9,992,726) related to depreciated investment securities.

Industry/Sector Concentration of Investments

as a Percentage of Net Assets:

Communications	18.8%
Consumer Cyclical	9.5
Consumer Non-Cyclical	27.4
Energy	5.2
Financial	13.5
Industrial	5.6
Technology	19.7
Short Term Investments	12.2
Net Other Assets and Liabilities	(11.9)
Total	100.0%

6

CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS - September 30, 2005 (Unaudited)

Shares		Value
COMMON STOCKS - 97.9%

	Advertising - 1.5%
36,770	Lamar Advertising Co. * (a)	$1,667,887
31,200	Omnicom Group, Inc. (a)	2,609,256
		4,277,143

	Aerospace & Defense - 1.5%
42,900	Lockheed Martin Corp.	2,618,616
30,600	Northrop Grumman Corp.	1,663,110
		4,281,726

	Auto Parts & Equipment - 1.2%
22,500	BorgWarner, Inc.	1,270,350
37,000	Johnson Controls, Inc.	2,295,850
		3,566,200

	Banks - 6.3%
55,656	Bank of America Corp.	2,343,118
73,100	Fifth Third Bancorp (a)	2,684,963
101,000	Mellon Financial Corp.	3,228,970
36,200	Northern Trust Corp.	1,829,910
45,500	PNC Bank Corp.	2,639,910
90,900	Wells Fargo & Co.	5,324,013
		18,050,884

	Beverages - 1.8%
90,160	PepsiCo, Inc.	5,112,973

	Biotechnology - 1.4%
49,190	Amgen, Inc. *	3,918,967

	Building Materials - 0.8%
78,600	Masco Corp.	2,411,448

	Commercial Services - 3.6%
62,700	Accenture, Ltd., Class A *	1,596,342
237,100	Cendant Corp. (a)	4,893,744
47,100	Moody’s Corp. (a)	2,405,868
34,900	Valassis Communications, Inc. *	1,360,402
		10,256,356

	Computers - 2.5%
125,480	Dell, Inc. *	4,291,416
101,830	EMC Corp. *	1,317,680
58,000	Hewlett-Packard Co.	1,693,600
		7,302,696

1

	Cosmetics & Personal Care - 1.0%
23,400	Kimberly-Clark Corp.	$1,393,002
26,800	Procter & Gamble Co.	1,593,528
		2,986,530

	Diversified Financial Services - 11.7%
286,400	Charles Schwab Corp.	4,132,752
185,082	Citigroup, Inc.	8,424,933
34,240	Fannie Mae	1,534,637
177,050	Freddie Mac	9,996,243
141,400	Morgan (J.P.) & Co., Inc.	4,797,702
90,200	Morgan Stanley Dean Witter & Co.	4,865,388
		33,751,655

	Electric - 4.3%
75,400	American Electric Power, Inc.	2,993,380
70,600	Exelon Corp.	3,772,864
65,900	FirstEnergy Corp.	3,434,708
29,200	NiSource, Inc.	708,100
60,000	Pepco Holdings, Inc.	1,396,200
		12,305,252

	Food - 1.7%
101,500	Kroger Co. *	2,089,885
37,910	Wrigley (Wm.) Jr. Co.	2,724,971
		4,814,856

	Gas - 0.5%
32,300	Sempra Energy	1,520,038

	Health Care-Products - 3.9%
32,640	Fisher Scientific International, Inc. *	2,025,312
46,000	Johnson & Johnson	2,910,880
61,600	Medtronic, Inc.	3,302,992
34,750	Stryker Corp.	1,717,692
18,190	Zimmer Holdings, Inc. *	1,253,109
		11,209,985

	Health Care-Services - 1.5%
76,200	UnitedHealth Group, Inc.	4,282,440

	Household Products & Wares - 0.3%
8,710	Fortune Brands, Inc.	708,384

	Insurance - 2.3%
53,800	American International Group, Inc.	3,333,448
31,400	Hartford Financial Services Group, Inc.	2,423,138
24,300	Willis Group Holdings, Ltd.	912,465
		6,669,051

2

	Internet - 2.0%
84,500	Expedia, Inc. * (a)	$1,673,945
7,170	Google, Inc., Class A *	2,269,018
25,900	IAC/InterActiveCorp. *	656,565
38,070	Yahoo!, Inc. *	1,288,289
		5,887,817

	Leisure Time - 1.0%
55,860	Carnival Corp.	2,791,883

	Lodging - 2.1%
40,140	Harrah’s Entertainment, Inc.	2,616,727
41,900	Marriott International, Inc., Class A	2,639,700
12,270	Starwood Hotels & Resorts Worldwide, Inc.	701,476
		5,957,903

	Manufacturing - Miscellaneous - 1.0%
36,000	Illinois Tool Works, Inc.	2,963,880

	Media - 8.7%
112,670	Clear Channel Communications, Inc.	3,705,716
54,000	DIRECTV Group (The), Inc. *	808,920
113,120	McGraw-Hill Cos., Inc.	5,434,285
320,680	Time Warner, Inc.	5,807,515
194,890	Univision Communications, Inc. * (a)	5,170,432
123,170	Viacom, Inc., Class B	4,065,842
		24,992,710

	Oil & Gas - 4.8%
119,300	Exxon Mobil Corp.	7,580,322
79,100	Marathon Oil Corp.	5,452,363
13,260	Suncor Energy, Inc.	802,628
		13,835,313

	Oil & Gas Services - 2.0%
17,100	Baker Hughes, Inc.	1,020,528
56,630	Schlumberger, Ltd.	4,778,439
		5,798,967

	Pharmaceuticals - 7.0%
56,600	Bristol-Myers Squibb Co.	1,361,796
85,470	Caremax Rx, Inc. *	4,267,517
29,400	Cephalon, Inc. * (a)	1,364,748
25,010	Lilly (Eli) & Co. (a)	1,338,535
97,480	Medco Health Solutions, Inc. *	5,344,828
56,460	Pfizer, Inc.	1,409,806
108,810	Wyeth Corp.	5,034,639
		20,121,869

3

	Retail - 4.3%
67,800	Costco Wholesale Corp.	$2,921,502
63,380	Lowes Cos., Inc. (a)	4,081,672
27,450	Target Corp.	1,425,478
87,480	Wal-Mart Stores, Inc.	3,833,374
		12,262,026

	Savings & Loans - 0.3%
14,780	Golden West Financial Corp.	877,784

	Semiconductors - 1.6%
59,140	Intel Corp.	1,457,801
87,210	Linear Technology Corp.	3,278,224
		4,736,025

	Software - 6.3%
51,830	Electronic Arts, Inc. *	2,948,609
140,280	First Data Corp.	5,611,200
377,120	Microsoft Corp.	9,703,298
		18,263,107

	Telecommunications - 7.3%
59,040	American Tower Corp., Class A *	1,473,048
208,440	Cisco Systems, Inc. *	3,737,329
97,880	Crown Castle International Corp. *	2,410,784
143,880	Qualcomm, Inc.	6,438,630
110,100	SBC Communications, Inc. (a)	2,639,097
186,201	Sprint Nextel Corp.	4,427,860
		21,126,748

	Transportation - 1.7%
43,600	Burlington Northern Santa Fe Corp.	2,607,280
25,700	FedEx Corp.	2,239,241
		4,846,521

	Total Common Stocks (Cost $240,366,362)	281,889,137

Shares		Value
EXCHANGE-TRADED FUND - 0.8%

17,900	SPDR Trust Series 1 (a)	$2,199,552
	Total Exchange-Traded Fund (Cost $2,204,272)	2,199,552

4

Par Value		Value
SHORT TERM INVESTMENTS (b) (c) - 10.4%

$1,057,502	Bank of America
	3.77%, 10/18/05	$1,057,502
1,057,500	Bank Of Montreal
	3.79%, 11/01/05	1,057,500
1,057,500	Bank Of Nova Scotia
	3.77%, 10/31/05	1,057,500
423,000	Barclays
	3.70%, 01/17/06	423,000
634,500	Barclays
	3.71%, 10/14/05	634,500
1,057,500	BNP Paribas
	3.75%, 10/28/05	1,057,500
528,751	Citigroup
	3.63%, 10/31/05	528,751
4,075,702	Credit Suisse First Boston Corporation Repurchase Agreement dated September 30, 2005, at 3.98%, due October 3, 2005 with a maturity amount of $4,077,053, collateralized by various corporate obligations with aggregate market value of $4,230,053.	4,075,702
1,057,500	Fairway Finance
	3.77%, 10/06/05	1,057,500
1,057,500	Fortis Bank
	3.81%, 10/07/05	1,057,500
540,407	Goldman Sachs Group Inc.
	3.94%, 12/28/05	540,407
1,299,520	Goldman Sachs Group, Inc. Repurchase Agreement dated September 30, 2005, at 3.98%, due October 3, 2005 with a maturity amount of $1,299,951, collateralized by various corporate obligations with aggregate market value of $1,320,191.	1,299,520
1,057,500	Grampian Funding LLC
	3.76%, 10/13/05	1,057,500
1,157,405	Lehman Brothers, Inc. Triparty Repurchase Agreement dated September 30, 2005, at 3.98%, due October 3, 2005 with a maturity amount of $1,157,788, collateralized by various corporate obligations with aggregate market value of $1,275,027.	1,157,405
1,395,049	Merrill Lynch & Co. Repurchase Agreement dated September 30, 2005, at 3.98%, due October 3, 2005 with a maturity amount of $1,395,511, collateralized by various corporate obligations with aggregate market value of $1,435,526.	1,395,049
836,743	Morgan Stanley Repurchase Agreement dated September 30, 2005, at 4.04%, due October 3, 2005 with a maturity amount of $837,025, collateralized by various corporate obligations with aggregate market value of $857,852.	836,743

5

$1,057,500	Paradigm Funding LLC
	3.75%, 10/17/05	$1,057,500
1,057,500	Ranger Funding
	3.79%, 10/25/05	1,057,500
1,269,001	Royal Bank of Canada
	3.78%, 10/06/05	1,269,001
1,057,500	Sheffiled Receivables Corp.
	3.76%, 10/06/05	1,057,500
1,057,500	Societe Generale
	3.78%, 10/03/05	1,057,500
1,495,582	Svenska Handlesbanken
	3.88%, 10/03/05	1,495,582
1,057,500	The Bank of the West
	3.76%, 10/28/05	1,057,500
528,751	Toronto Dominion Bank
	3.68%, 10/04/05	528,751
1,057,500	UBS AG
	3.75%, 10/31/05	1,057,500
1,057,500	Wachovia Bank NA
	3.76%, 10/25/05	1,057,500
1,057,500	Wells Fargo
	3.77%, 10/19/05	1,057,500
	Total Short Term Investments (Cost $30,046,913)	30,046,913

Total Investments - 109.1% (Cost $272,617,547)		314,135,602
Net Other Assets and Liabilities - (9.1)%		(26,140,964)
Total Net Assets - 100.0%		$287,994,638

*              Non-income producing security.

(a)           All or a portion of this security is out on loan at September 30, 2005; the value of securities loaned amounted to $29,040,574.

(b)           Investments made with cash collateral received from securities on loan.

(c)           Effective yield at time of purchase, excluding repurchase agreements.

FEDERAL INCOME TAX INFORMATION

At September 30, 2005, the aggregate cost of investment securities for tax purposes was $278,216,504. Net unrealized appreciation (depreciation) aggregated $35,919,098, of which $44,988,867 related to appreciated investment securities and $(9,069,769) related to depreciated investment securities.

6

Industry/Sector Concentration of Investments

as a Percentage of Net Assets:

Communications	19.5%
Consumer Cyclical	8.6
Consumer Non-Cyclical	22.2
Energy	6.8
Financial	21.4
Industrial	5.0
Technology	10.4
Utilities	4.8
Short Term Investments	10.4
Net Other Assets and Liabilities	(9.1)
Total	100.0%

7

EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS - September 30, 2005 (Unaudited)

Shares		Value
COMMON STOCKS - 99.0%

	Advertising - 0.2%
19,200	Interpublic Group of Companies, Inc. * (a)	$223,488
8,300	Omnicom Group, Inc. (a)	694,129
		917,617

	Aerospace & Defense - 1.9%
37,338	Boeing Co.	2,537,117
9,200	General Dynamics Corp.	1,099,860
5,500	Goodrich Corp.	243,870
5,400	L-3 Communications Holdings, Inc. (a)	426,978
16,582	Lockheed Martin Corp.	1,012,165
16,192	Northrop Grumman Corp.	880,035
20,500	Raytheon Co.	779,410
8,000	Rockwell Collins, Inc.	386,560
46,600	United Technologies Corp.	2,415,744
		9,781,739

	Agriculture - 1.6%
94,400	Altria Group, Inc.	6,958,224
12,227	Monsanto Co.	767,244
3,900	Reynolds American, Inc. (a)	323,778
7,500	UST, Inc.	313,950
		8,363,196

	Airlines - 0.1%
31,418	Southwest Airlines, Inc.	466,557

	Apparel - 0.4%
17,300	Coach, Inc. *	542,528
5,300	Jones Apparel Group, Inc.	151,050
4,900	Liz Claiborne, Inc. (a)	192,668
8,700	NIKE, Inc., Class B	710,616
2,400	Reebok International, Ltd.	135,768
4,100	V.F. Corp.	237,677
		1,970,307

	Auto Manufacturers - 0.4%
84,181	Ford Motor Co. (a)	830,025
25,700	General Motors Corp. (a)	786,677
2,800	Navistar International Corp. *	90,804
7,830	Paccar, Inc.	531,579
		2,239,085

	Auto Parts & Equipment - 0.2%
2,700	Cooper Tire & Rubber Co. (a)	$41,229
6,809	Dana Corp.	64,073
25,428	Delphi Automotive Systems Corp.	70,181
8,000	Goodyear Tire & Rubber Co. * (a)	124,720
8,800	Johnson Controls, Inc.	546,040
5,836	Visteon Corp.	57,076
		903,319

	Banks - 5.9%
15,900	Amsouth Bancorp	401,634
182,642	Bank of America Corp. (a)	7,689,228
35,400	Bank of New York Co., Inc.	1,041,114
24,900	BB&T Corp.	972,345
7,650	Comerica, Inc.	450,585
5,700	Compass Bancshares, Inc.	261,231
25,305	Fifth Third Bancorp (a)	929,453
5,700	First Horizon National Corp. (a)	207,195
10,449	Huntington Bancshares, Inc. (a)	234,789
18,600	KeyCorp	599,850
3,700	M & T Bank Corp.	391,127
9,400	Marshall & Ilsley Corp.	408,994
19,000	Mellon Financial Corp.	607,430
25,800	National City Corp.	862,752
21,750	North Fork Bancorp., Inc.	554,625
8,400	Northern Trust Corp.	424,620
13,200	PNC Bank Corp.	765,864
20,955	Regions Financial Corp.	652,120
15,000	State Street Corp.	733,800
16,500	Suntrust Banks, Inc.	1,145,925
14,100	Synovus Financial Corp.	390,852
83,034	U.S. Bancorp	2,331,595
71,727	Wachovia Corp.	3,413,488
76,730	Wells Fargo & Co.	4,494,076
4,100	Zions Bancorp.	291,961
		30,256,653

	Beverages - 2.2%
35,300	Anheuser-Busch Companies, Inc.	1,519,312
3,800	Brown Forman Corp., Class B	226,252
94,400	Coca-Cola Co.	4,077,136
13,700	Coca-Cola Enterprises, Inc.	267,150
8,900	Constellation Brands, Inc. *	231,400
2,600	Molson Coors Brewing Co., Class A	166,426
6,300	Pepsi Bottling Group, Inc.	179,865
75,910	PepsiCo, Inc.	4,304,856
		10,972,397

	Biotechnology - 1.3%
56,108	Amgen, Inc. *	$4,470,124
8,800	Applied Biosystems Group - Applera Corp.	204,512
15,385	Biogen Idec, Inc. *	607,400
4,900	Chiron Corp. *	213,738
11,700	Genzyme Corp. *	838,188
11,200	Medimmune, Inc. *	376,880
2,400	Millipore Corp. *	150,936
		6,861,778

	Building Materials - 0.3%
8,300	American Standard Companies, Inc.	386,365
19,500	Masco Corp. (a)	598,260
4,700	Vulcan Materials Co. (a)	348,787
		1,333,412

	Chemicals - 1.4%
10,100	Air Products & Chemicals, Inc.	556,914
3,400	Ashland, Inc.	187,816
5,000	Avery Dennison Corp.	261,950
43,877	Dow Chemical Co.	1,828,355
45,200	Du Pont (E.I.) De Nemours and Co.	1,770,484
3,700	Eastman Chemical Co.	173,789
8,300	Ecolab, Inc. (a)	265,019
5,450	Engelhard Corp.	152,110
5,100	Hercules, Inc. *	62,322
3,700	International Flavors & Fragrances, Inc.	131,868
7,700	PPG Industries, Inc.	455,763
14,700	Praxair, Inc.	704,571
6,575	Rohm & Haas Co.	270,430
5,200	Sherwin Williams Co.	229,164
3,100	Sigma Aldrich Corp.	198,586
		7,249,141

	Commercial Services - 0.9%
6,700	Apollo Group, Inc. *	444,813
47,533	Cendant Corp. (a)	981,081
6,300	Convergys Corp. *	90,531
5,900	Equifax, Inc.	206,146
14,700	H&R Block, Inc.	352,506
14,014	McKesson Corp.	664,964
11,500	Moody’s Corp.	587,420
15,150	Paychex, Inc.	561,762
9,700	R. R. Donnelley & Sons Co.	359,579
7,700	Robert Half International, Inc. (a)	274,043
		4,522,845

	Computers - 3.9%
5,700	Affiliated Computer Services, Class A *	$311,220
37,700	Apple Computer, Inc. *	2,021,097
8,400	Computer Sciences Corp. *	397,404
109,000	Dell, Inc. *	3,727,800
23,500	Electronic Data Systems Corp. (a)	527,340
109,600	EMC Corp. *	1,418,224
11,960	Gateway, Inc. *	32,292
130,198	Hewlett-Packard Co.	3,801,782
72,600	International Business Machines Corp.	5,823,972
5,400	Lexmark International Group, Inc. *	329,670
8,400	NCR Corp. *	268,044
16,700	Network Appliance, Inc. * (a)	396,458
155,000	Sun Microsystems, Inc. *	607,600
15,400	Unisys Corp. *	102,256
		19,765,159

	Cosmetics & Personal Care - 2.4%
3,450	Alberto-Culver Co.	154,387
21,400	Avon Products, Inc.	577,800
23,600	Colgate-Palmolive Co.	1,245,844
40,900	Gillette Co.	2,380,380
21,640	Kimberly-Clark Corp.	1,288,229
111,900	Procter & Gamble Co. (a)	6,653,574
		12,300,214

	Distribution & Wholesale - 0.1%
7,950	Genuine Parts Co.	341,055
3,500	W.W. Grainger, Inc.	220,220
		561,275

	Diversified Financial Services - 7.9%
56,400	American Express Co.	3,239,616
5,152	Bear Stearns Cos., Inc.	565,432
13,137	Capital One Financial Corp.	1,044,654
47,200	Charles Schwab Corp.	681,096
9,200	CIT Group, Inc. (a)	415,656
235,040	Citigroup, Inc.	10,699,021
26,998	Countrywide Financial Corp.	890,394
16,800	E*TRADE Financial Corp. *	295,680
44,000	Fannie Mae	1,972,080
3,800	Federated Investors, Inc., Class B	126,274
6,730	Franklin Resources, Inc.	565,051
31,400	Freddie Mac	1,772,844
21,200	Goldman Sachs and Co.	2,577,496
10,100	Janus Capital Group, Inc.	145,945
12,400	Lehman Brothers Holdings, Inc.	1,444,352
57,177	MBNA Corp.	1,408,841
42,100	Merrill Lynch & Co., Inc.	2,582,835
159,725	Morgan (J.P.) & Co., Inc.	5,419,469
49,434	Morgan Stanley Dean Witter & Co.	2,666,470
13,400	Providian Financial Corp. *	236,912
18,971	SLM Corp. (a)	1,017,604
5,900	T. Rowe Price Group, Inc.	385,270
		40,152,992

	Electric - 3.4%
29,600	AES Corp. *	$486,328
7,400	Allegheny Energy, Inc. * (a)	227,328
9,300	Ameren Corp.	497,457
17,840	American Electric Power, Inc.	708,248
25,800	Calpine Corp. * (a)	66,822
13,998	CenterPoint Energy, Inc.	208,150
9,043	Cinergy Corp.	401,600
9,900	CMS Energy Corp. * (a)	162,855
11,100	Consolidated Edison, Inc. (a)	538,905
8,150	Constellation Energy Group, Inc.	502,040
15,550	Dominion Resources, Inc.	1,339,477
8,100	DTE Energy Co. (a)	371,466
42,134	Duke Energy Corp. (a)	1,229,049
14,800	Edison International	699,744
9,500	Entergy Corp.	706,040
30,500	Exelon Corp. (a)	1,629,920
15,000	FirstEnergy Corp.	781,800
17,900	Florida Power & Light Group Capital, Inc. (a)	852,040
12,300	NiSource, Inc.	298,275
16,900	PG&E Corp.	663,325
4,500	Pinnacle West Capital Corp.	198,360
17,200	PPL Corp.	556,076
11,377	Progress Energy, Inc. (a)	509,121
10,900	Public Service Enterprise Group, Inc.	701,524
33,900	Southern Co.	1,212,264
9,400	TECO Energy, Inc.	169,388
10,940	TXU Corp.	1,234,907
18,310	Xcel Energy, Inc. (a)	359,059
		17,311,568

	Electrical Components & Equipment - 0.3%
7,700	American Power Conversion Corp.	199,430
18,800	Emerson Electric Co.	1,349,840
6,525	Molex, Inc.	174,087
		1,723,357

	Electronics - 0.5%
22,424	Agilent Technologies, Inc. *	734,386
18,416	Freescale Semiconductor, Class B *	434,249
7,800	Jabil Circuit, Inc. *	241,176
5,475	Parker-Hannifin Corp.	352,097
5,900	PerkinElmer, Inc.	120,183
23,800	Sanmina Corp. *	102,102
44,200	Solectron Corp. *	172,822
11,016	Symbol Technologies, Inc.	106,635
3,800	Tektronix, Inc.	95,874
7,300	Thermo Electron Corp. *	225,570
5,200	Waters Corp. *	216,320
		2,801,414

	Engineering & Construction - 0.1%
4,000	Fluor Corp. (a)	257,520

	Entertainment - 0.4%
15,500	International Game Technology	$418,500
111,300	News Corp. Inc., Class A	1,735,167
		2,153,667

	Environmental Control - 0.2%
9,900	Allied Waste Industries, Inc. * (a)	83,655
25,535	Waste Management, Inc.	730,556
		814,211

	Food - 1.6%
16,742	Albertson’s, Inc. (a)	429,432
29,549	Archer-Daniels-Midland Co.	728,678
8,400	Campbell Soup Co.	249,900
23,500	Conagra, Inc.	581,625
16,600	General Mills, Inc.	800,120
15,500	H.J. Heinz Co.	566,370
8,400	Hershey Co.,(The)	473,004
11,600	Kellogg Co.	535,108
32,900	Kroger Co. *	677,411
6,100	McCormick & Co., Inc.	199,043
20,400	Safeway, Inc. (a)	522,240
35,600	Sara Lee Corp.	674,620
6,100	Supervalu, Inc.	189,832
28,800	Sysco Corp.	903,456
11,400	Tyson Foods, Inc., Class A	205,770
8,200	Wrigley (Wm.) Jr. Co.	589,416
		8,326,025

	Forest Products & Paper - 0.5%
11,802	Georgia-Pacific Corp.	401,976
22,240	International Paper Co.	662,752
5,000	Louisiana Pacific Corp.	138,450
8,298	MeadWestvaco Corp.	229,191
5,100	Temple Inland, Inc.	208,335
11,200	Weyerhaeuser Co.	770,000
		2,410,704

	Gas - 0.2%
7,900	KeySpan Energy Corp. (a)	290,562
2,000	Nicor, Inc. (a)	84,060
1,700	Peoples Energy Corp.	66,946
11,613	Sempra Energy	546,508
		988,076

	Hand & Machine Tools - 0.1%
3,700	Black & Decker Corp. (a)	303,733
2,600	Snap-On, Inc.	93,912
3,300	Stanley Works	154,044
		551,689

	Health Care-Products - 3.6%
2,500	Bausch & Lomb, Inc.	$201,700
28,300	Baxter International, Inc.	1,128,321
11,400	Becton, Dickinson & Co.	597,702
11,325	Biomet, Inc.	393,091
26,800	Boston Scientific Corp. *	626,316
4,800	C.R. Bard, Inc.	316,944
5,600	Fisher Scientific International, Inc. *	347,480
15,000	Guidant Corp.	1,033,350
135,260	Johnson & Johnson	8,559,253
55,100	Medtronic, Inc.	2,954,462
16,600	St. Jude Medical, Inc. *	776,880
13,200	Stryker Corp.	652,476
11,270	Zimmer Holdings, Inc. *	776,390
		18,364,365

	Health Care-Services - 1.5%
13,196	Aetna, Inc.	1,136,703
4,900	Coventry Health Care, Inc. *	421,498
20,500	HCA - The Healthcare Corporation	982,360
11,200	Health Management Associates, Inc., Class A (a)	262,864
7,400	Humana, Inc. *	354,312
6,100	Laboratory Corp. of America Holdings *	297,131
3,600	Manor Care, Inc.	138,276
7,600	Quest Diagnostics, Inc.	384,104
21,250	Tenet Healthcare Corp. *	238,638
57,400	UnitedHealth Group, Inc.	3,225,880
		7,441,766

	Home Builders - 0.3%
5,800	Centex Corp.	374,564
12,400	D.R. Horton, Inc.	449,128
3,500	KB Home (a)	256,200
9,700	Pulte Corp.	416,324
		1,496,216

	Home Furnishings - 0.1%
3,600	Maytag Corp.	65,736
3,100	Whirlpool Corp.	234,887
		300,623

	Household Products & Wares - 0.2%
6,900	Clorox Co.	383,226
6,700	Fortune Brands, Inc.	544,911
12,433	Newell Rubbermaid, Inc.	281,607
		1,209,744

	Insurance - 5.2%
13,100	ACE, Ltd.	$616,617
22,800	AFLAC, Inc.	1,032,840
29,838	Allstate Corp.	1,649,743
4,900	AMBAC Financial Group, Inc.	353,094
117,979	American International Group, Inc.	7,309,979
14,450	AON Corp.	463,556
9,000	Chubb Corp.	805,950
5,900	CIGNA Corp.	695,374
7,968	Cincinnati Financial Corp.	333,780
13,600	Hartford Financial Services Group, Inc.	1,049,512
6,100	Jefferson Pilot Corp.	312,137
7,800	Lincoln National Corp.	405,756
6,200	Loews Corp.	572,942
24,300	Marsh & McLennan Cos., Inc.	738,477
6,150	MBIA, Inc. (a)	372,813
34,400	MetLife, Inc.	1,714,152
4,200	MGIC Investment Corp.	269,640
12,700	Principal Financial Group, Inc.	601,599
9,000	Progressive Corp.	942,930
23,300	Prudential Financial, Inc.	1,574,148
5,700	SAFECO Corp.	304,266
30,690	St. Paul Travelers Cos., Inc.	1,377,060
4,700	Torchmark Corp.	248,301
13,518	UnumProvident Corp.	277,119
27,900	Wellpoint, Inc. *	2,115,378
6,400	XL Capital, Ltd., Class A	435,392
		26,572,555

	Internet - 1.1%
50,500	eBay, Inc. *	2,080,600
5,500	Monster Worldwide, Inc. *	168,905
54,418	Symantec Corp. *	1,233,112
57,000	Yahoo!, Inc. *	1,928,880
		5,411,497

	Iron & Steel - 0.1%
3,751	Allegheny Technologies, Inc.	116,206
7,100	Nucor Corp.	418,829
5,220	United States Steel Corp. (a)	221,067
		756,102

	Leisure Time - 0.4%
4,400	Brunswick Corp.	166,012
19,600	Carnival Corp.	979,608
12,500	Harley-Davidson, Inc.	605,500
5,908	Sabre Group Holdings, Inc.	119,814
		1,870,934

	Lodging - 0.4%
8,400	Harrah’s Entertainment, Inc.	547,596
14,800	Hilton Hotels Corp.	330,336
7,800	Marriott International, Inc., Class A	491,400
9,900	Starwood Hotels & Resorts Worldwide, Inc.	565,983
		1,935,315

	Machinery - Construction & Mining - 0.4%
30,800	Caterpillar, Inc.	$1,809,500

	Machinery - Diversified - 0.3%
2,100	Cummins Engine Co., Inc. (a)	184,779
11,000	Deere & Co.	673,200
8,300	Rockwell International Corp.	439,070
		1,297,049

	Manufacturing - Miscellaneous - 5.4%
34,800	3M Co.	2,552,928
4,200	Cooper Industries, Ltd.	290,388
10,800	Danaher Corp.	581,364
9,200	Dover Corp.	375,268
13,000	Eastman Kodak Co. (a)	316,290
6,700	Eaton Corp.	425,785
482,000	General Electric Co.	16,228,940
38,875	Honeywell International, Inc.	1,457,813
9,500	Illinois Tool Works, Inc.	782,135
15,300	Ingersoll-Rand Co.	584,919
4,200	ITT Industries, Inc.	477,120
8,500	Leggett & Platt, Inc.	171,700
5,600	Pall Corp.	154,000
6,100	Textron, Inc.	437,492
91,937	Tyco International, Ltd. (a)	2,560,445
		27,396,587

	Media - 3.0%
24,600	Clear Channel Communications, Inc.	809,094
99,778	Comcast Corp., Class A *	2,931,478
2,700	Dow Jones & Company, Inc. (a)	103,113
11,100	Gannett Co., Inc.	764,013
3,200	Knight-Ridder, Inc. (a)	187,776
17,000	McGraw-Hill Cos., Inc.	816,680
1,900	Meredith Corp.	94,791
6,600	New York Times Co., Class A *	196,350
213,398	Time Warner, Inc.	3,864,638
12,087	Tribune Co.	409,628
10,400	Univision Communications, Inc. *	275,912
72,028	Viacom, Inc., Class B	2,377,644
91,329	Walt Disney Co.	2,203,769
		15,034,886

	Mining - 0.6%
39,608	Alcoa, Inc.	967,227
8,100	Freeport-McMoRan Copper & Gold, Inc., Class B (a)	393,579
20,311	Newmont Mining Corp. (a)	958,070
4,400	Phelps Dodge Corp.	571,692
		2,890,568

	Office & Business Equipment - 0.2%
10,400	Pitney Bowes, Inc.	$434,096
43,600	Xerox Corp. *	595,140
		1,029,236

	Oil & Gas - 8.6%
3,700	Amerada Hess Corp.	508,750
10,779	Anadarko Petroleum Corp.	1,032,089
15,000	Apache Corp.	1,128,300
17,364	Burlington Resources, Inc.	1,412,040
102,453	Chevron Texaco Corp.	6,631,783
63,290	ConocoPhillips	4,424,604
20,600	Devon Energy Corp.	1,413,984
10,900	EOG Resources, Inc. (a)	816,410
286,660	Exxon Mobil Corp.	18,214,376
5,281	Kerr-McGee Corp.	512,838
16,656	Marathon Oil Corp.	1,148,098
7,500	Murphy Oil Corp.	374,025
7,200	Nabors Industries, Ltd. *	517,176
6,200	Noble Corp.	424,452
18,200	Occidental Petroleum Corp.	1,554,826
4,900	Rowan Cos., Inc. *	173,901
6,200	Sunoco, Inc.	484,840
14,927	Transocean Sedco Forex, Inc. *	915,174
13,900	Valero Energy Corp.	1,571,534
16,400	XTO Energy, Inc.	743,248
		44,002,448

	Oil & Gas Services - 1.2%
15,480	Baker Hughes, Inc.	923,846
14,600	BJ Services Co.	525,454
23,100	Halliburton Co.	1,582,812
7,900	National Oilwell Varco, Inc. *	519,820
26,800	Schlumberger, Ltd. (a)	2,261,384
6,300	Weatherford International, Ltd. *	432,558
		6,245,874

	Packaging & Containers - 0.1%
4,900	Ball Corp.	180,026
4,800	Bemis Co.	118,560
6,800	Pactiv Corp. *	119,136
3,808	Sealed Air Corp. *	180,728
		598,450

	Pharmaceuticals - 5.9%
70,700	Abbott Laboratories	$2,997,680
6,000	Allergan, Inc.	549,720
4,700	AmerisourceBergen Corp. (a)	363,310
88,900	Bristol-Myers Squibb Co.	2,138,934
19,400	Cardinal Health, Inc.	1,230,736
20,500	Caremax Rx, Inc. *	1,023,565
6,800	Express Scripts, Inc. * (a)	422,960
15,400	Forest Laboratories, Inc. *	600,138
20,700	Gilead Sciences, Inc. *	1,009,332
7,290	Hospira, Inc. *	298,671
10,966	King Pharmaceuticals, Inc. *	168,657
51,600	Lilly (Eli) & Co. (a)	2,761,632
13,800	Medco Health Solutions, Inc. *	756,654
99,800	Merck & Co., Inc.	2,715,558
9,900	Mylan Laboratories	190,674
335,084	Pfizer, Inc.	8,367,047
67,100	Schering-Plough Corp.	1,412,455
4,700	Watson Pharmaceuticals, Inc. *	172,067
61,000	Wyeth Corp.	2,822,470
		30,002,260

	Pipelines - 0.3%
13,000	Dynegy, Inc. *	61,230
29,930	El Paso Energy Corp.	416,027
4,400	Kinder Morgan, Inc. (a)	423,104
26,000	Williams Cos., Inc.	651,300
		1,551,661

	Real Estate - 0.7%
4,300	Apartment Investment & Management Co., REIT	166,754
9,600	Archstone-Smith Trust, REIT	382,752
18,600	Equity Office Properties Trust, REIT	608,406
13,000	Equity Residential Properties Trust, REIT	492,050
8,400	Plum Creek Timber Co., Inc., REIT	318,444
11,200	ProLogis Trust, REIT	496,272
3,800	Public Storage, Inc. REIT	254,600
8,300	Simon Property Group, Inc., REIT	615,196
5,400	Vornado Realty Trust REIT	467,748
		3,802,222

	Retail - 5.7%
8,100	AutoNation, Inc. *	161,757
2,600	AutoZone, Inc. *	216,450
13,400	Bed Bath & Beyond, Inc. *	538,412
18,450	Best Buy Co., Inc.	803,129
5,100	Big Lots, Inc. * (a)	56,049
7,400	Circuit City Stores, Inc.	126,984
21,812	Costco Wholesale Corp.	939,879
36,900	CVS Corp.	1,070,469
6,100	Darden Restaurants, Inc.	185,257
2,900	Dillards, Inc., Class A	60,552
14,587	Dollar General Corp.	267,526
7,400	Family Dollar Stores, Inc.	147,038
12,067	Federated Department Stores, Inc.	806,920

26,250	Gap, Inc.	$457,538
97,297	Home Depot, Inc.	3,710,908
11,400	J.C. Penney Co., Inc.	540,588
15,700	Kohls Corp. *	787,826
15,800	Limited Brands, Inc.	322,794
35,500	Lowes Cos., Inc.	2,286,200
56,800	McDonald’s Corp.	1,902,232
10,000	Nordstrom, Inc.	343,200
14,400	Office Depot, Inc. *	427,680
3,200	OfficeMax, Inc.	101,344
6,100	RadioShack Corp. (a)	151,280
4,700	Sears Holdings Corp. *	584,774
33,400	Staples, Inc.	712,088
17,500	Starbucks Corp. *	876,750
40,200	Target Corp. (a)	2,087,586
6,500	Tiffany & Co.	258,505
21,100	TJX Cos., Inc.	432,128
46,500	Walgreen Co.	2,020,425
113,600	Wal-Mart Stores, Inc.	4,977,952
5,200	Wendy’s International, Inc.	234,780
13,020	Yum! Brands, Inc.	630,298
		29,227,298

	Savings & Loans - 0.5%
11,600	Golden West Financial Corp. (a)	688,924
16,400	Sovereign Bancorp, Inc.	361,456
39,974	Washington Mutual, Inc. (a)	1,567,780
		2,618,160

	Semiconductors - 3.2%
18,100	Advanced Micro Devices *	456,120
16,900	Altera Corp. *	322,959
16,900	Analog Devices, Inc.	627,666
73,700	Applied Materials, Inc.	1,249,952
13,800	Applied Micro Circuits Corp. *	41,400
12,900	Broadcom Corp. *	605,139
277,000	Intel Corp. (a)	6,828,050
9,000	KLA-Tencor Corp. *	438,840
13,900	Linear Technology Corp.	522,501
17,700	LSI Logic Corp. *	174,345
14,900	Maxim Integrated Products, Inc.	635,485
28,000	Micron Technology, Inc. *	372,400
15,600	National Semiconductor Corp.	410,280
6,300	Novellus Systems, Inc.	158,004
7,600	NVIDIA Corp. * (a)	260,528
8,200	PMC-Sierra, Inc. *	72,242
4,100	QLogic Corp. *	140,220
8,900	Teradyne, Inc. *	146,850
73,800	Texas Instruments, Inc.	2,501,820
15,900	Xilinx, Inc.	442,815
		16,407,616

	Software - 4.0%
22,300	Adobe Systems, Inc.	$665,655
10,400	Autodesk, Inc.	482,976
26,400	Automatic Data Processing, Inc.	1,136,256
9,900	BMC Software, Inc. *	208,890
7,700	Citrix Systems, Inc. *	193,578
21,050	Computer Associates International, Inc. (a)	585,401
17,600	Compuware Corp. *	167,200
13,800	Electronic Arts, Inc. *	785,082
35,049	First Data Corp.	1,401,960
8,550	Fiserv, Inc. *	392,189
10,200	IMS Health, Inc.	256,734
8,200	Intuit, Inc. *	367,442
3,900	Mercury Interactive Corp. *	154,440
418,800	Microsoft Corp.	10,775,724
17,300	Novell, Inc. *	128,885
171,420	Oracle Corp. * (a)	2,123,894
12,300	Parametric Technology Corp. *	85,731
23,700	Siebel Systems, Inc.	244,821
		20,156,858

	Telecommunications - 5.9%
5,285	ADC Telecommunications, Inc. *	120,815
17,400	Alltel Corp.	1,132,914
7,300	Andrew Corp. *	81,395
36,448	AT&T Corp.	721,670
19,231	Avaya, Inc. *	198,079
83,300	BellSouth Corp.	2,190,790
5,900	CenturyTel, Inc.	206,382
26,200	Ciena Corp. *	69,168
290,500	Cisco Systems, Inc. *	5,208,665
15,600	Citizens Communications Co., Class B	211,380
9,100	Comverse Technology, Inc. *	239,057
66,900	Corning, Inc. *	1,293,177
74,900	JDS Uniphase Corp. *	166,278
202,082	Lucent Technologies, Inc. * (a)	656,767
112,235	Motorola, Inc.	2,479,271
74,100	Qualcomm, Inc.	3,315,975
69,263	Qwest Communications International, Inc. * (a)	283,978
150,198	SBC Communications, Inc. (a)	3,600,246
6,900	Scientific Atlanta, Inc.	258,819
133,310	Sprint Nextel Corp.	3,170,112
20,300	Tellabs, Inc. *	213,556
125,730	Verizon Communications, Inc.	4,110,114
		29,928,608

	Textiles - 0.1%
6,300	Cintas Corp.	258,615

	Toys, Games & Hobbies - 0.1%
8,050	Hasbro, Inc.	$158,183
18,312	Mattel, Inc.	305,444
		463,627

	Transportation - 1.5%
16,952	Burlington Northern Santa Fe Corp.	1,013,730
9,900	CSX Corp.	460,152
13,800	FedEx Corp.	1,202,394
18,400	Norfolk Southern Corp.	746,304
2,900	Ryder System, Inc.	99,238
12,000	Union Pacific Corp.	860,400
50,400	United Parcel Service, Class B	3,484,152
		7,866,370

	Total Common Stocks (Cost $420,509,757)	503,902,927

Par Value		Value
U.S. GOVERNMENT OBLIGATION - 0.1%

	U.S. Treasury Bill - 0.1%
$500,000	3.63%, 03/16/06 (b) (c)	$491,630

	Total U.S. Government Obligation (Cost $491,630)	491,630

Shares		Value
INVESTMENT COMPANY - 0.7%

3,669,764	Marshall Money Market Fund	$3,669,764
	Total Investment Company (Cost $3,669,764)	3,669,764

Par Value		Value
SHORT TERM INVESTMENTS (c) (d) - 8.8%

$1,579,032	Bank of America
	3.77%, 10/18/05	$1,579,032
1,579,032	Bank Of Montreal
	3.79%, 11/01/05	1,579,032
1,579,032	Bank Of Nova Scotia
	3.77%, 10/31/05	1,579,032
631,619	Barclays
	3.70%, 01/17/06	631,619
947,419	Barclays
	3.71%, 10/14/05	947,419
1,579,032	BNP Paribas
	3.75%, 10/28/05	1,579,032
789,516	Citigroup
	3.63%, 10/31/05	789,516

$6,085,735	Credit Suisse First Boston Corporation Repurchase Agreement dated September 30, 2005, at 3.98%, due October 3, 2005 with a maturity amount of $6,087,752, collateralized by various corporate obligations with aggregate market value of $6,316,207.	$6,085,735
1,579,032	Fairway Finance
	3.77%, 10/06/05	1,579,032
1,579,032	Fortis Bank
	3.81%, 10/07/05	1,579,032
806,922	Goldman Sachs Group Inc.
	3.94%, 12/28/05	806,922
1,940,410	Goldman Sachs Group, Inc. Repurchase Agreement dated September 30, 2005, at 3.98%, due October 3, 2005 with a maturity amount of $1,941,053, collateralized by various corporate obligations with aggregate market value of $1,971,274.	1,940,410
1,579,032	Grampian Funding LLC
	3.76%, 10/13/05	1,579,032
1,728,207	Lehman Brothers, Inc. Triparty Repurchase Agreement dated September 30, 2005, at 3.98%, due October 3, 2005 with a maturity amount of $1,728,780, collateralized by various corporate obligations with aggregate market value of $1,903,837.	1,728,207
2,083,052	Merrill Lynch & Co. Repurchase Agreement dated September 30, 2005, at 3.98%, due October 3, 2005 with a maturity amount of $2,083,742, collateralized by various corporate obligations with aggregate market value of $2,143,491.	2,083,052
1,249,404	Morgan Stanley Repurchase Agreement dated September 30, 2005, at 4.04%, due October 3, 2005 with a maturity amount of $1,249,825, collateralized by various corporate obligations with aggregate market value of $1,280,922.	1,249,404
1,579,032	Paradigm Funding LLC
	3.75%, 10/17/05	1,579,032
1,579,032	Ranger Funding
	3.79%, 10/25/05	1,579,032
1,894,839	Royal Bank of Canada
	3.78%, 10/06/05	1,894,839
1,579,032	Sheffiled Receivables Corp.
	3.76%, 10/06/05	1,579,032
1,579,032	Societe Generale
	3.78%, 10/03/05	1,579,032

$2,233,165	Svenska Handlesbanken
	3.88%, 10/03/05	$2,233,165
1,579,032	The Bank of the West
	3.76%, 10/28/05	1,579,032
789,516	Toronto Dominion Bank
	3.68%, 10/04/05	789,516
1,579,032	UBS AG
	3.75%, 10/31/05	1,579,032
1,579,032	Wachovia Bank NA
	3.76%, 10/25/05	1,579,032
1,579,032	Wells Fargo
	3.77%, 10/19/05	1,579,032
	Total Short Term Investments (Cost $44,865,284)	44,865,284

Total Investments - 108.6% (Cost $469,536,435)		552,929,605
Net Other Assets and Liabilities - (8.6)%		(43,812,520)
Total Net Assets - 100.0%		$509,117,085

*              Non-income producing security.

(a)           All or a portion of this security is out on loan at September 30, 2005; the value of the securities loaned amounted to $43,386,110.

(b)           Security has been deposited as initial margin on futures contracts. At September 30, 2005, the Portfolio’s open futures contracts were as follows:

Number
of Contracts	Contract	Expiration	Aggregate	Market Value at
Purchased	Type	Date	Cost	September 30, 2005

17	S&P 500 Future December-2005	December-2005	5,236,553	5,245,775

(c)           Effective yield at time of purchase, excluding repurchase agreements.

(d)           Investments made with cash collateral received from securities on loan.

REIT       Real Estate Investment Trust

FEDERAL INCOME TAX INFORMATION

At September 30, 2005, the aggregate cost of investment securities for tax purposes was $497,998,524. Net unrealized appreciation (depreciation) aggregated $54,931,081, of which $90,835,434 related to appreciated investment securities and $(35,904,353) related to depreciated investment securities.

Industry/Sector Concentration of Investments

as a Percentage of Net Assets:

Basic Materials	2.6%
Communications	10.2
Consumer Cyclical	8.7
Consumer Non-Cyclical	21.2
Energy	10.1
Financial	21.0
Industrial	11.1
Technology	11.3
Utilities	3.6
Short Term Investments	8.8
Net Other Assets and Liabilities	(8.6)
Total	100.0%

SELECT INVESTMENT GRADE INCOME FUND

PORTFOLIO OF INVESTMENTS - September 30, 2005 (Unaudited)

Par Value		Moody’s Ratings	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (f) - 22.5%

	Fannie Mae - 10.4%
$10,000,000	3.00%, 03/02/07	NR	$9,808,550
1,609,264	5.00%, 05/01/18	NR	1,606,137
3,481,439	5.50%, 02/01/18 - 01/01/34	NR	3,504,313
11,402,387	6.00%, 08/01/13 - 05/01/35	NR	11,627,217
5,355,395	6.50%, 05/01/08 - 08/01/32	NR	5,526,703
2,234,044	7.00%, 08/01/10 - 06/01/32	NR	2,340,369
1,271,647	7.50%, 01/01/07 - 09/01/30	NR	1,339,327
290,941	8.00%, 04/01/09 - 08/01/32	NR	310,852
22,097	8.50%, 07/01/08 - 06/01/30	NR	23,238
132,121	9.00%, 02/01/10 - 11/01/25	NR	144,234
			36,230,940

	Freddie Mac - 8.8%
1,342,837	4.50%, 12/01/18	NR	1,317,264
11,625,962	5.00%, 05/01/18 - 03/01/34	NR	11,517,825
5,461,435	5.50%, 02/01/18 - 09/01/34	NR	5,504,970
8,259,321	6.00%, 10/15/07 - 08/01/34	NR	8,396,272
1,638,684	6.50%, 10/01/20 - 04/01/35	NR	1,692,571
1,757,214	7.00%, 05/01/32 - 12/01/32	NR	1,836,180
341,711	7.50%, 06/01/15 - 11/01/30	NR	361,529
75,525	9.50%, 08/01/19 - 02/01/21	NR	82,764
			30,709,375

	Ginnie Mae - 3.3%
2,728,963	5.50%, 07/15/33	NR	2,756,630
6,639,095	6.00%, 01/15/32 - 08/20/34	NR	6,794,268
953,823	6.50%, 09/15/08 - 11/15/32	NR	993,206
734,988	7.00%, 03/15/12 - 12/15/31	NR	772,577
181,527	7.50%, 11/15/30 - 10/15/32	NR	192,749
1,472	9.50%, 02/15/06	NR	1,478
			11,510,908

	Total U.S. Government Agency Mortgage-Backed Obligations (Cost $79,255,972)		78,451,223

Par Value		Moody’s Ratings	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 26.8%

	Fannie Mae - 4.3%
$625,000	5.38%, 11/15/11	Aaa	$651,001
9,385,585	5.50%, 02/01/34 - 08/01/35	NR	9,387,165
2,865,833	6.00%, 02/01/17 - 05/01/29	NR	2,931,619
997,092	6.50%, 05/01/16 - 10/01/29	NR	1,031,037
731,635	7.00%, 08/01/32	NR	769,071
45,257	7.50%, 03/01/28 - 09/01/30	NR	47,936
185,333	8.00%, 10/01/29 - 05/01/30	NR	198,289
			15,016,118

1

	Federal Home Loan Bank - 0.5%
$1,800,000	4.00%, 12/30/11	Aaa	$1,730,381

	Freddie Mac - 13.5%
3,305,000	4.25%, 02/28/07	NR	3,299,768
3,800,000	4.38%, 01/25/10	NR	3,747,647
3,800,000	4.50%, 08/22/07	NR	3,796,736
8,400,048	5.00%, 08/01/35	NR	8,223,122
6,604,937	5.00%, 01/01/19 - 02/01/19	NR	6,589,986
7,818,338	5.50%, 07/01/35 - 09/01/35	NR	7,822,247
9,468,224	5.50%, 11/01/33 - 01/01/34	NR	9,475,727
3,586,859	6.00%, 05/01/35 - 06/01/35	NR	3,649,878
361,092	6.50%, 12/01/31	NR	371,937
			46,977,048

	Ginnie Mae - 0.2%
679,632	7.00%, 02/15/28 - 11/15/28	NR	715,497

	Tennessee Valley Authority - 0.9%
2,960,000	4.88%, 12/15/16	Aaa	3,059,092

	U.S. Treasury Bond - 3.4%
3,650,000	6.25%, 08/15/23 (a)	NR	4,364,458
905,000	6.63%, 02/15/27	NR	1,148,855
1,000,000	7.25%, 08/15/22	NR	1,306,562
1,200,000	7.63%, 02/15/25	NR	1,656,610
1,500,000	8.50%, 02/15/20	NR	2,118,105
900,000	8.75%, 08/15/20 (a)	NR	1,302,574
			11,897,164

	U.S. Treasury Inflationary Index - 0.0%
154,071	3.38%, 04/15/32	NR	203,699

	U.S. Treasury Note - 4.0%
3,310,000	3.38%, 02/28/07	NR	3,273,795
1,910,000	3.50%, 11/15/09	NR	1,858,520
1,800,000	3.88%, 02/15/13 (a)	NR	1,753,664
485,000	4.13%, 05/15/15	NR	476,645
395,000	4.25%, 08/15/15	NR	392,531
3,795,000	5.25%, 11/15/28	NR	4,133,882
2,020,000	5.50%, 02/15/08	NR	2,081,230
			13,970,267

	Total U.S. Government and Agency Obligations (Cost $94,151,994)		93,569,266

Par Value		Moody’s Ratings	Value
CORPORATE NOTES AND BONDS - 34.3%

	Aerospace & Defense - 0.0%
$118,312	Systems 2001 Asset Trust (b)
	6.66%, 09/15/13	Aaa	$126,802

2

	Auto Manufacturers - 0.6%
$1,900,000	DaimlerChrysler North America Holding Corp.
	6.50%, 11/15/13	A3	$2,008,843

	Banks - 3.4%
2,000,000	PNC Funding Corp.
	5.75%, 08/01/06	A2	2,019,478
1,800,000	U.S. Bancorp, MTN
	5.10%, 07/15/07	Aa2	1,815,680
2,000,000	Wachovia Corp.
	4.95%, 11/01/06	Aa3	2,008,870
2,000,000	Wells Fargo & Co.
	5.13%, 02/15/07	Aa1	2,011,642
3,800,000	Zions Bancorporation
	5.65%, 05/15/14	Baa1	3,914,308
			11,769,978

	Beverages - 0.5%
1,900,000	Bottling Group LLC
	4.63%, 11/15/12	Aa3	1,878,239

	Chemicals - 0.5%
1,800,000	Praxair, Inc.
	6.63%, 10/15/07	A3	1,869,239

	Diversified Financial Services - 8.1%
1,800,000	American General Finance Corp., MTN
	5.38%, 10/01/12	A1	1,820,196
3,700,000	CIT Group, Inc., Global Note
	4.25%, 02/01/10	A2	3,612,639
148,934	CVRD Finance Ltd., Series 2A (b) (c)
	3.79%, 10/15/07	Aaa	148,922
1,185,000	Ford Motor Credit Co.
	6.88%, 02/01/06	Baa3	1,189,849
1,800,000	Goldman Sachs Group, Inc.
	3.88%, 01/15/09	Aa3	1,755,187
1,825,000	Goldman Sachs Group, Inc.
	5.70%, 09/01/12	Aa3	1,892,857
1,800,000	Household Finance Corp.
	4.75%, 07/15/13	A1	1,756,858
3,550,000	Household Finance Corp.
	8.00%, 07/15/10	A1	4,005,745
1,200,000	J. Paul Getty Trust
	5.88%, 10/01/33	Aaa	1,249,830
3,600,000	JPMorgan Chase & Co.
	5.25%, 05/01/15	A1	3,622,511
3,600,000	MBNA Corp., MTN
	4.63%, 08/03/09	Baa1	3,592,519
1,800,000	Merrill Lynch & Co., Inc., MTN
	4.79%, 08/04/10	Aa3	1,793,781
1,900,000	Morgan Stanley
	4.75%, 04/01/14	A1	1,833,053
			28,273,947

3

	Electric - 1.3%
$1,800,000	Entergy Gulf States, Inc.
	3.60%, 06/01/08	Baa3	$1,728,347
800,000	Pacific Gas & Electric Co.
	3.60%, 03/01/09	Baa1	772,723
1,800,000	Pacific Gas & Electric Co.
	6.05%, 03/01/34	Baa1	1,872,706
			4,373,776

	Food - 0.6%
2,000,000	Unilever Capital Corp.
	5.90%, 11/15/32	A1	2,109,282

	Health Care-Services - 1.4%
3,000	HCA, Inc.
	6.30%, 10/01/12	Ba2	2,982
1,800,000	UnitedHealth Group, Inc.
	3.30%, 01/30/08	A2	1,749,251
1,800,000	UnitedHealth Group, Inc.
	5.00%, 08/15/14	A2	1,808,849
1,320,000	UnitedHealth Group, Inc.
	7.50%, 11/15/05	A2	1,324,101
			4,885,183

	Lodging - 1.0%
1,800,000	Harrah’s Operating Co., Inc. (b)
	5.75%, 10/01/17	Baa3	1,761,878
1,625,000	Harrah’s Operating Co., Inc.
	7.13%, 06/01/07	Baa3	1,682,988
15,000	MGM Mirage, Inc.
	7.25%, 10/15/06	Ba2	15,263
4,000	MGM Mirage, Inc.
	8.50%, 09/15/10	Ba2	4,350
11,000	Park Place Entertainment Corp.
	8.50%, 11/15/06	Baa3	11,428
			3,475,907

	Media - 2.7%
3,700,000	AOL Time Warner, Inc.
	6.15%, 05/01/07	Baa1	3,781,644
1,820,000	Comcast Corp.
	4.95%, 06/15/16	Baa2	1,742,852
1,800,000	Comcast Corp.
	5.30%, 01/15/14	Baa2	1,795,316
2,000,000	Continental Cablevision, Inc.
	8.30%, 05/15/06	Baa2	2,045,846
			9,365,658

	Metal Fabricate & Hardware - 0.6%
1,900,000	Precision Castparts Corp.
	5.60%, 12/15/13	Baa3	1,934,799

4

	Oil & Gas - 3.1%
$3,250,000	Atmos Energy Corp.
	4.00%, 10/15/09	Baa3	$3,134,547
1,800,000	Caithness Coso Funding Corp. (b)
	5.49%, 06/15/19	Baa3	1,800,900
1,800,000	Devon Financing Corp.
	6.88%, 09/30/11	Baa2	1,978,592
2,000,000	Valero Energy Corp.
	4.75%, 06/15/13	Baa3	1,943,652
1,900,000	Valero Energy Corp.
	6.88%, 04/15/12	Baa3	2,086,299
			10,943,990

	Packaging & Containers - 1.1%
3,800,000	Sealed Air Corp. (b)
	5.63%, 07/15/13	Baa3	3,810,439

	Pharmaceuticals - 0.7%
2,000,000	Zeneca Wilmington
	7.00%, 11/15/23	Aa2	2,426,904

	Retail - 3.8%
1,800,000	Kroger Co. (The)
	4.95%, 01/15/15	Baa2	1,717,331
3,600,000	Kroger Co. (The)
	6.20%, 06/15/12	Baa2	3,749,753
1,800,000	Safeway, Inc.
	4.13%, 11/01/08	Baa2	1,750,905
1,800,000	Safeway, Inc.
	5.80%, 08/15/12	Baa2	1,809,707
1,800,000	Safeway, Inc.
	7.25%, 02/01/31	Baa2	1,903,729
1,800,000	Target Corp.
	7.00%, 07/15/31	A2	2,187,790
			13,119,215

	Telecommunications - 2.2%
3,800,000	SBC Communications, Inc.
	5.10%, 09/15/14	A2	3,765,477
1,900,000	Sprint Capital Corp.
	6.13%, 11/15/08	Baa2	1,973,006
1,900,000	Sprint Capital Corp.
	6.88%, 11/15/28	Baa2	2,098,884
			7,837,367

	Transportation - 2.7%
3,800,000	CSX Transportation, Inc.
	6.30%, 03/15/12	Baa2	4,071,708
3,600,000	Union Pacific Corp.
	6.50%, 04/15/12	Baa2	3,884,404
1,430,000	Union Pacific Corp.
	6.63%, 02/01/08	Baa2	1,489,348
			9,445,460

	Total Corporate Notes and Bonds (Cost $120,539,477)		119,655,028

5

Par Value		Moody’s Ratings	Value
ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (f) - 9.1%

$1,800,000	AmeriCredit Automobile Receivables Trust, Series 2004-CA, Class A3
	3.00%, 03/06/09	Aaa	$1,776,197
7,223,411	Bank of America Mortgage Securities, Inc., Series 2003-8, Class 1A12, CMO (d)
	5.50%, 11/25/33	AAA	7,138,175
2,700,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2002-PBW1, Class A2, CMO
	4.72%, 11/11/35	Aaa	2,664,271
2,700,000	Bear Stearns Mortgage Securities, Inc., Series 1999-WF2, Class A2, CMO
	7.08%, 07/15/31	Aaa	2,889,915
1,900,000	Capital One Auto Finance Trust, Series 2003-A, Class A4A
	2.47%, 01/15/10	Aaa	1,865,336
1,285,000	Citibank Credit Card Issuance Trust, Series 2000-A3
	6.88%, 11/16/09	Aaa	1,346,076
290,972	Conseco Finance Corp., Series 2000-6, Class A4
	6.77%, 09/01/32	Ba1	292,943
2,700,000	General Electric Capital Commercial Mortgage Corp., Series 2002-1A, Class A3, CMO
	6.27%, 12/10/35	Aaa	2,889,071
66,155	Green Tree Financial Corp., Series 1999-3, Class A, CMO (d)
	6.16%, 02/01/31	B	66,736
297,071	Green Tree Home Improvement Loan Trust, Series 1996-D, Class H, CMO (d)
	8.30%, 09/15/27	AAA	297,511
2,040,000	GS Mortgage Securities Corp. II, Series 1997-GL, Class A2D, CMO
	6.94%, 07/13/30	Aaa	2,100,356
2,700,000	Morgan Stanley Dean Witter Capital I, Series 2003-T0P9, Class A2, CMO (d)
	4.74%, 11/13/36	AAA	2,664,153
2,100,000	Morgan Stanley Dean Witter Captial I, Series 2003-T11, Class A3, CMO
	4.85%, 06/13/41	Aaa	2,091,195
3,700,000	Petroleum Export, Ltd./Cayman SPV, Series A2, Note (b)
	4.63%, 06/15/10	Aaa	3,679,095
	Total Asset-Backed and Mortgage-Backed Securities		31,761,030
	(Cost $32,073,590)

Par Value		Moody’s Ratings	Value
FOREIGN GOVERNMENT OBLIGATIONS (g) - 1.1%

$1,800,000	Province of British Columbia
	5.38%, 10/29/08	Aa1	$1,845,675
1,800,000	Province of Quebec
	7.00%, 01/30/07	A1	1,858,032
	Total Foreign Government Obligations (Cost $3,710,624)		3,703,707

6

Par Value		Moody’s Ratings	Value
FOREIGN BONDS (g) - 4.1%

$1,800,000	Alberta Energy Co., Ltd.
	7.38%, 11/01/31	Baa2	$2,209,763
1,900,000	British Sky Broadcasting Group, Plc
	6.88%, 02/23/09	Baa2	2,014,097
1,900,000	British Telecom, Plc (e)
	8.13%, 12/15/10	Baa1	2,199,922
1,800,000	Telecom Italia Capital SA
	5.25%, 10/01/15	Baa2	1,768,734
1,800,000	Telus Corp.
	7.50%, 06/01/07	Baa2	1,879,654
2,000,000	Tyco International Group S.A.
	6.88%, 01/15/29	Baa3	2,294,946
1,950,000	West Fraser Timber Co., Ltd. (b)
	5.20%, 10/15/14	Baa2	1,904,982
	Total Foreign Bonds (Cost $13,928,170)		14,272,098

Shares		Moody’s Ratings	Value
INVESTMENT COMPANIES - 1.3%

3,627,552	Barclays Prime Money Market Fund	NR	$3,627,552
725,391	Marshall Money Market Fund	NR	725,391
	Total Investment Companies (Cost $4,352,943)		4,352,943

Par Value		Moody’s Ratings	Value
SHORT TERM INVESTMENTS (h) (i) - 2.1%

$253,268	Bank of America
	3.77%, 10/18/05	NR	$253,268
253,272	Bank Of Montreal
	3.79%, 11/01/05	NR	253,272
253,272	Bank Of Nova Scotia
	3.77%, 10/31/05	NR	253,272
101,309	Barclays
	3.70%, 01/17/06	NR	101,309
151,963	Barclays
	3.71%, 10/14/05	NR	151,963
253,272	BNP Paribas
	3.75%, 10/28/05	NR	253,272
126,636	Citigroup
	3.63%, 10/31/05	NR	126,636
976,133	Credit Suisse First Boston Corporation Repurchase Agreement dated September 30, 2005, at 3.98%, due October 3, 2005 with a maturity amount of $976,457, collateralized by various corporate obligations with aggregate market value of $1,013,100.	NR	976,133
253,272	Fairway Finance
	3.77%, 10/06/05	NR	253,272
253,272	Fortis Bank
	3.81%, 10/07/05	NR	253,272

7

$129,428	Goldman Sachs Group Inc.
	3.94%, 12/28/05	NR	$129,428
311,236	Goldman Sachs Group, Inc. Repurchase Agreement dated September 30, 2005, at 3.98%, due October 3, 2005 with a maturity amount of $311,339, collateralized by various corporate obligations with aggregate market value of $316,186.	NR	311,236
253,272	Grampian Funding LLC
	3.76%, 10/13/05	NR	253,272
277,199	Lehman Brothers, Inc. Triparty Repurchase Agreement dated September 30, 2005, at 3.98%, due October 3, 2005 with a maturity amount of $277,291, collateralized by various corporate obligations with aggregate market value of $305,369.	NR	277,199
334,115	Merrill Lynch & Co. Repurchase Agreement dated September 30, 2005, at 3.98%, due October 3, 2005 with a maturity amount of $334,226, collateralized by various corporate obligations with aggregate market value of $343,809.	NR	334,115
200,400	Morgan Stanley Repurchase Agreement dated September 30, 2005, at 4.04%, due October 3, 2005 with a maturity amount of $200,468, collateralized by various corporate obligations with aggregate market value of $205,456.	NR	200,400
253,272	Paradigm Funding LLC
	3.75%, 10/17/05	NR	253,272
253,272	Ranger Funding
	3.79%, 10/25/05	NR	253,272
303,926	Royal Bank of Canada
	3.78%, 10/06/05	NR	303,926
253,272	Sheffiled Receivables Corp.
	3.76%, 10/06/05	NR	253,272
253,272	Societe Generale
	3.78%, 10/03/05	NR	253,272
358,193	Svenska Handlesbanken
	3.88%, 10/03/05	NR	358,193
253,272	The Bank of the West
	3.76%, 10/28/05	NR	253,272
126,636	Toronto Dominion Bank
	3.68%, 10/04/05	NR	126,636
253,272	UBS AG
	3.75%, 10/31/05	NR	253,272
253,272	Wachovia Bank NA
	3.76%, 10/25/05	NR	253,272
253,272	Wells Fargo
	3.77%, 10/19/05	NR	253,272
	Total Short Term Investments (Cost $7,196,250)		7,196,250

8

Shares		Moody’s Ratings	Value
WARRANTS - 0.0%

	Computers - 0.0%
500,000	International Business Machines Corp., 07/10/06 *	NR	$87,500

	Telecommunications - 0.0%
500,000	BellSouth Telecom, Inc., 07/12/06 *	NR	63,750

	Total Warrants (Cost $16,562)		151,250

Total Investments - 101.3% (Cost $355,225,582)			353,112,795
Net Other Assets and Liabilities - (1.3)%			(4,470,176)
Total Net Assets - 100.0%			$348,642,619

*	Non-income producing security.

(a)	All or a poriton of this security is out on loan at September 30, 2005; the value of securities loaned amounted to $6,951,875.

(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold, in transactions exempt from registration, to qualified institutional buyers. At September 30, 2005, these securities amounted to $13,233,018 or 3.8% of net assets.

(c)	Variable rate security. The rate shown reflects rate in effect at period end.

(d)	Standard & Poor’s (S&P) credit ratings are used in the absence of a rating by Moody’s Investors, Inc.

(e)

Debt obligation initially issued in coupon form which converts to a higher coupon form at a specified date and rate. The rate shown is the rate at period end. The maturity date shown is the ultimate maturity.

(f)	Pass Through Certificates.

(g)	U.S. currency denominated.

(h)	Investments made with cash collateral received from securities on loan.

(i)	Effective yield at time of purchase, excluding repurchase agreements.

CMO	Collateralized Mortgage Obligation (Pay Through Certificate)

MTN	Medium Term Note

NR	Not Rated

FEDERAL INCOME TAX INFORMATION

At September 30, 2005, the aggregate cost of investment securities for tax purposes was $356,812,069. Net unrealized appreciation (depreciation) aggregated $(3,699,274), of which $981,368 related to appreciated investment securities and $(4,680,642) related to depreciated investment securities.

OTHER  INFORMATION

The composition of ratings of both long-term and short-term debt holdings as a percentage of total value of investments in securities is as follows:

Moody’s Rating		S&P Ratings

Aaa	8.0%	AAA	2.9%
Aa	4.9%	B	0.0%
A	10.6%
Baa	23.0%		2.9%
Ba	0.1%
NR (Not Rated)	50.5%

	97.1%

9

Major Class Concentration of Investments

as a Percentage of Net Assets:

Corporate Notes And Bonds	34.3%
U.S. Government And Agency Obligations	26.8
U.S. Government Agency Mortgage-Backed Obligation	22.5
Asset-Backed And Mortgage-Backed Securities	9.1
Foreign Bonds	4.1
Short Term Investments	2.1
Investment Companies	1.3
Foreign Government Obligations	1.1
Net Other Assets and Liabilities	(1.3)
Total	100.0%

10

GOVERNMENT BOND FUND

PORTFOLIO OF INVESTMENTS - September 30, 2005 (Unaudited)

Par Value		Moody’s Ratings	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (b) - 16.2%

	Fannie Mae - 11.9%
$13,000,000	4.00%, 04/25/22 - 07/25/22	NR	$12,860,313
30,949	7.50%, 03/01/07	NR	31,787
35,970	8.00%, 04/01/09 - 09/01/21	NR	38,453
			12,930,553

	Freddie Mac - 4.2%
4,580,000	5.00%, 06/15/26	NR	4,523,442
38,268	6.50%, 06/01/23	NR	39,913
10,133	7.50%, 02/01/07	NR	10,278
4,991	8.00%, 06/01/19	NR	5,282
20,462	10.00%, 03/01/21	NR	22,578
			4,601,493

	Ginnie Mae - 0.1%
7,223	6.50%, 06/15/09	NR	7,480
35,332	7.00%, 06/15/12	NR	37,047
439	9.50%, 02/15/06	NR	440
			44,967

	Total U.S. Government Agency Mortgage-Backed Obligations
	(Cost $18,164,992)		17,577,013

Par Value		Moody’s Ratings	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 72.5%

	Fannie Mae - 12.1%
$4,435,000	3.25%, 01/15/08	Aaa	$4,321,868
4,000,000	4.00%, 02/28/07	Aaa	3,977,124
4,000,000	5.00%, 04/06/10	Aaa	3,998,476
855,000	5.38%, 11/15/11	Aaa	890,569
			13,188,037

	Federal Home Loan Bank - 29.1%
500,000	2.88%, 08/15/06	Aaa	493,822
7,000,000	3.50%, 04/06/09	Aaa	6,775,174
21,400,000	4.00%, 03/18/11 - 12/30/11	Aaa	20,619,482
3,510,000	5.75%, 05/15/12	Aaa	3,731,418
			31,619,896

	Freddie Mac - 19.2%
11,875,000	2.75%, 08/15/06	Aaa	11,715,780
5,000,000	3.00%, 12/15/06	Aaa	4,911,655
2,680,000	5.00%, 07/15/14	Aaa	2,747,643
1,335,000	5.75%, 01/15/12	Aaa	1,416,977
			20,792,055

	U.S. Treasury Bond - 4.2%
200,000	7.13%, 02/15/23	NR	259,500
1,985,000	7.50%, 11/15/16	NR	2,512,420
1,275,000	8.88%, 02/15/19	NR	1,826,487
			4,598,407

1

	U.S. Treasury Note - 7.9%
$8,780,000	4.00%, 02/15/14 (a)	NR	$8,581,080

	Total U.S. Government and Agency Obligations
	(Cost $79,009,300)		78,779,475

Par Value		Moody’s Ratings	Value
ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (b) - 10.8%

$1,871,531	Bank of America Commercial Mortgage, Inc., Series 2001-PB1, Class A1, CMO
	4.91%, 05/11/35	Aaa	$1,874,201
10,000,000	GE Capital Commercial Mortgage Corp., Series 2003-C2, Class A2, CMO
	4.17%, 07/10/37	Aaa	9,833,181
	Total Asset-Backed and Mortgage-Backed Securities
	(Cost $11,923,865)		11,707,382

Shares		Moody’s Ratings	Value
INVESTMENT COMPANIES - 0.1%

4,223	Dreyfus Cash Management Plus Money Market Fund	NR	$4,223
64,824	Marshall Money Market Fund	NR	64,824
	Total Investment Companies
	(Cost $69,047)		69,047

Par Value		Moody’s Ratings	Value
SHORT TERM INVESTMENTS (c) (d) - 8.2%

$312,102	Bank of America
	3.77%, 10/18/05	NR	$312,102
312,102	Bank Of Montreal
	3.79%, 11/01/05	NR	312,102
312,102	Bank Of Nova Scotia
	3.77%, 10/31/05	NR	312,102
124,841	Barclays
	3.70%, 01/17/06	NR	124,841
187,261	Barclays
	3.71%, 10/14/05	NR	187,261
312,102	BNP Paribas
	3.75%, 10/28/05	NR	312,102
156,051	Citigroup
	3.63%, 10/31/05	NR	156,051
1,202,869	Credit Suisse First Boston Corporation Repurchase Agreement dated September 30, 2005, at 3.98%, due October 3, 2005 with a maturity amount of $1,203,268, collateralized by various corporate obligations with aggregate market value of $1,248,423.	NR	1,202,869

2

$312,102	Fairway Finance
	3.77%, 10/06/05	NR	$312,102
312,102	Fortis Bank
	3.81%, 10/07/05	NR	312,102
159,491	Goldman Sachs Group Inc.
	3.94%, 12/28/05	NR	159,491
383,530	Goldman Sachs Group, Inc. Repurchase Agreement dated September 30, 2005, at 3.98%, due October 3, 2005 with a maturity amount of $383,657, collateralized by various corporate obligations with aggregate market value of $389,630.	NR	383,530
312,102	Grampian Funding LLC
	3.76%, 10/13/05	NR	312,102
341,587	Lehman Brothers, Inc. Triparty Repurchase Agreement dated September 30, 2005, at 3.98%, due October 3, 2005 with a maturity amount of $341,700, collateralized by various corporate obligations with aggregate market value of $376,301.	NR	341,587
411,723	Merrill Lynch & Co. Repurchase Agreement dated September 30, 2005, at 3.98%, due October 3, 2005 with a maturity amount of $411,859, collateralized by various corporate obligations with aggregate market value of $423,670.	NR	411,723
246,950	Morgan Stanley Repurchase Agreement dated September 30, 2005, at 4.04%, due October 3, 2005 with a maturity amount of $247,033, collateralized by various corporate obligations with aggregate market value of $253,179.	NR	246,950
312,102	Paradigm Funding LLC
	3.75%, 10/17/05	NR	312,102
312,102	Ranger Funding
	3.79%, 10/25/05	NR	312,102
374,522	Royal Bank of Canada
	3.78%, 10/06/05	NR	374,522
312,102	Sheffiled Receivables Corp.
	3.76%, 10/06/05	NR	312,102
312,102	Societe Generale
	3.78%, 10/03/05	NR	312,102
441,394	Svenska Handlesbanken
	3.88%, 10/03/05	NR	441,394
312,102	The Bank of the West
	3.76%, 10/28/05	NR	312,102
156,051	Toronto Dominion Bank
	3.68%, 10/04/05	NR	156,051
312,102	UBS AG
	3.75%, 10/31/05	NR	312,102
312,102	Wachovia Bank NA
	3.76%, 10/25/05	NR	312,102
312,102	Wells Fargo
	3.77%, 10/19/05	NR	312,102
	Total Short Term Investments
	(Cost $8,867,800)		8,867,800

Total Investments - 107.8%
(Cost $118,035,004)			117,000,717
Net Other Assets and Liabilities - (7.8)%			(8,432,773)
Total Net Assets - 100.0%			$108,567,944

3

(a)	All or a portion of this security is out on loan at September 30, 2005; the value of the securities loaned amounted to $8,581,080.

(b)	Pass Through Certificates.

(c)	Investments made with cash collateral received from securities on loan.

(d)	Effective yield at time of purchase, excluding repurchase agreements.

FEDERAL INCOME TAX INFORMATION

At September 30, 2005, the aggregate cost of investment securities for tax purposes was $118,638,821. Net unrealized appreciation (depreciation) aggregated $(1,638,104), of which $0 related to appreciated investment securities and $(1,638,104) related to depreciated investment securities.

OTHER INFORMATION

The composition of ratings of both long-term and short-term debt holdings as a percentage of total value of investments in securities is as follows:

Moody’s Rating

Aaa	66.1%
NR (Not Rated)	33.9%

100.0%

Major Class Concentration of Investments
as a Percentage of Net Assets:

U.S. Government And Agency Obligations	72.5%
U.S. Government Agency Mortgage-Backed Obligation	16.2
Asset-Backed And Mortgage-Backed Securities	10.8
Short Term Investments	8.2
Investment Companies	0.1
Net Other Assets and Liabilities	(7.8)
Total	100.0%

4

MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS - September 30, 2005 (Unaudited)

Par Value		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 10.9%

	Fannie Mae - 5.8%
$10,000,000	3.84%, 05/09/06 (a)	$9,998,805
5,000,000	4.00%, 08/08/06	5,000,000
		14,998,805

	Federal Home Loan Bank - 3.5%
2,000,000	3.50%, 04/25/06 (a)	2,000,000
7,000,000	3.57%, 06/14/06 (a)	6,999,197
		8,999,197

	Freddie Mac - 1.6%
4,000,000	3.70%, 06/30/06	4,000,000

	Total U.S. Government Agency Obligations
	(Cost $27,998,002)	27,998,002

Par Value		Value
CORPORATE NOTES - 14.7%

	Banking - Domestic - 5.4%
$10,000,000	Marshall & Isley Bank (a)
	3.90%, 12/20/05	$10,000,000
4,000,000	Wells Fargo & Co (a)
	3.64%, 10/03/06	4,000,000
		14,000,000

	Banking - Foreign Banks & Branches - 1.5%
4,000,000	Nordea Bank AB, Note (a) (b)
	3.71%, 08/11/06	4,000,000

	Computers & Information - 3.9%
10,000,000	International Business Machines Corp. (a) (b)
	3.67%, 12/08/05	10,000,000

	Heavy Machinery - 3.1%
7,864,000	Caterpillar Financial Services Corp., Series F, MTN (a)
	3.67%, 07/10/06	7,864,000

	Securities Broker - 0.8%
2,000,000	Merrill Lynch & Co., Inc., Series C, Note, MTN (a)
	3.75%, 09/15/06	2,000,000

	Total Corporate Notes
	(Cost $37,864,000)	37,864,000

1

Par Value		Value
ASSET BACKED SECURITIES - 1.9%

$4,881,878	GS Auto Loan Trust, Series 2005-1, Class A1
	3.85%, 08/15/06	$4,881,878
	Total Asset Backed Securities
	(Cost $4,881,878)	4,881,878

Par Value		Value
COMMERCIAL PAPER (c) - 42.2%

	Asset Backed - 22.9%
$6,000,000	Albis Capital Corp. (b)
	3.80%, 10/19/05	$5,988,600
8,000,000	Asset One Securitization (b)
	3.77%, 10/06/05	7,995,811
7,000,000	Ivory Funding Corp. (b)
	3.77%, 10/25/05	6,982,407
8,000,000	Manhattan Asset Funding Co. (b)
	3.77%, 10/14/05	7,989,109
8,000,000	Master Funding LLC (b)
	3.82%, 11/08/05	7,967,742
8,000,000	Park Granada LLC (b)
	3.90%, 10/03/05	7,998,267
7,000,000	Public Square Funding (b)
	3.89%, 10/03/05	6,998,487
7,000,000	TransAmerica Asset Funding (b)
	3.79%, 10/24/05	6,983,050
		58,903,473

	Banking - Foreign Banks & Branches - 3.5%
9,000,000	Rabobank USA Finance Corp.
	3.88%, 10/03/05	8,998,060

	Diversified Financial Services - 3.1%
8,000,000	UBS Finance Delaware
	3.80%, 10/06/05	7,995,778

	Insurance - 2.7%
7,000,000	Swiss RE Financial Products (b)
	3.50%, 11/01/05	6,978,903

	Oil & Gas - 4.4%
4,200,000	Motiva Enterprises LLC
	3.87%, 10/03/05	4,199,097
7,000,000	Total Capital SA (b)
	3.79%, 10/06/05	6,996,315
		11,195,412

2

	Securities Broker - 3.1%
$8,000,000	Morgan Stanley
	3.80%, 10/06/05	$7,995,778

	Telephone Systems - 2.5%
6,311,000	SBC Communications, Inc. (b)
	3.77%, 11/04/05	6,288,529

	Total Commercial Paper
	(Cost $108,355,933)	108,355,933

Par Value		Value
CERTIFICATES OF DEPOSIT - 27.1%

$7,000,000	Abbey National North America
	3.83%, 11/22/05	$6,999,732
5,000,000	American Express Centurion Bank
	3.63%, 10/06/05	5,000,000
6,000,000	Citibank NA
	3.81%, 12/15/05	6,000,000
5,000,000	Credit Suisse First Boston (NY Branch) (a)
	3.66%, 01/06/06	5,000,098
8,000,000	First Tennessee Bank
	3.75%, 11/14/05	8,000,000
6,000,000	Landesbank Hessen-Thueringen
	3.61%, 10/11/05	5,999,637
8,000,000	Norinchukin Bank, Ltd.
	3.81%, 11/01/05	8,000,066
9,000,000	Toronto-Dominion Bank, Ltd.
	3.68%, 10/04/05	9,000,000
8,000,000	Washington Mutual Bank
	3.78%, 10/31/05	8,000,000
7,500,000	Wilmington Trust Co.
	3.58%, 10/18/05	7,499,886
	Total Certificates of Deposit
	(Cost $69,499,419)	69,499,419

Shares		Value
INVESTMENT COMPANIES - 3.2%

214,173	One Group Institutional Prime Money Market Fund	$214,173
46,397	Dreyfus Cash Management Plus Money Market Fund	46,397
7,943,365	Barclays Prime Money Market Fund	7,943,365
	Total Investment Companies	8,203,935
	(Cost $8,203,935)

Total Investments - 100.0%
(Cost $256,803,167)		256,803,167
Net Other Assets and Liabilities - 0.0%		36,562
Total Net Assets - 100.0%		$256,839,729

3

(a)	Variable rate security. The rate shown reflects rate in effect at period end.

(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold, in transactions exempt from registration, to qualified institutional buyers. At September 30, 2005, these securities amounted to $93,167,220 or 36.3% of net assets. These securities have been deemed to be liquid in accordance with procedures established by the Board of Trustees.

(c)	Effective yield at time of purchase.

MTN	Medium Term Note

FEDERAL INCOME TAX INFORMATION

At September 30, 2005, the aggregate cost of investment securities for tax purposes was $256,803,167.

Major Class Concentration of Investments

as a Percentage of Net Assets:

Commercial Paper	42.2%
Certificates Of Deposit	27.1
Corporate Notes	14.7
U.S. Government Agency Obligations	10.9
Investment Companies	3.2
Asset Backed Securities	1.9
Total	100.0%

4

ALLMERICA INVESTMENT TRUST

NOTES TO PORTFOLIOS OF INVESTMENTS – September 30, 2005 (Unaudited)

The accompanying portfolios of investments are those of the Select Capital Appreciation, Select Value Opportunity, Select International Equity, Select Growth, Core Equity, Equity Index, Select Investment Grade Income, Government Bond and Money Market Funds of Allmerica Investment Trust (individually a “Portfolio”, collectively, the “Portfolios”).

SECURITY VALUATION

Equity securities which are traded on a recognized exchange (other than Nasdaq) are valued at the last quoted sales price available at the time of the closing of the New York Stock Exchange or, if there were no sales that day, at the mean of the closing bid and asked price. Securities listed or traded on Nasdaq are valued at the Nasdaq official closing price. Over-the-counter securities for which market quotations are readily available are valued at the last available price in the market prior to the time of valuation. Securities that are primarily traded on foreign exchanges generally are valued at the closing values of such securities on their respective exchanges. Corporate debt securities and debt securities of the U.S. Government and its agencies (other than short-term investments) are valued by an independent pricing service approved by the Board of Trustees which utilizes market quotations and transactions, quotations from dealers and various relationships among securities in determining value.  If not valued by a pricing service, such securities are valued at prices obtained from independent brokers.  If prices are not readily available or do not accurately reflect fair value for a security, or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value.  A security’s valuation may differ depending on the method used for determining value.  Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security’s fair value.  Short-term investments that mature in 60 days or less are valued at amortized cost.  The investments of the Money Market Fund are valued utilizing the amortized cost valuation method, permitted in accordance with Rule 2a-7 under the 1940 Act.  This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Investments in other investment companies are valued at net asset value.

FORWARD FOREIGN CURRENCY CONTRACTS

The Select Capital Appreciation, Select International Equity and Select Growth Funds may enter into forward foreign currency contracts whereby the Portfolios agree to exchange a specific currency at a specific price at a future date in an attempt to hedge against fluctuations in the value of the underlying currency of certain portfolio instruments. Forward foreign currency contracts are valued at the daily forward exchange rate of the underlying currency.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Portfolios, but it does establish a rate of exchange that can be achieved in the future.  Although forward foreign currency contracts used for hedging purposes limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase.  In addition, the Portfolios could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

FOREIGN CURRENCY TRANSLATION

Investment valuations denominated in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates.  Purchases and sales of foreign investments are translated into U.S. dollars based upon exchange rates prevailing on the respective dates of such transactions.

FUTURES CONTRACTS

All Portfolios, except the Money Market Fund, may use futures contracts to manage their exposure to the stock and bond markets and to fluctuations in interest rates and currency values. Buying futures tends to increase a Portfolio’s exposure to the underlying instrument, while selling futures tends to decrease a Portfolio’s exposure to the underlying instrument or hedge other portfolio investments.  The underlying face amount at value of any open futures contracts at period end is shown in each applicable Portfolio’s portfolio of investments. The face amount reflects each contract’s exposure to the underlying instrument at period end. Losses may arise from changes in the value of the

5

underlying instruments or if the counterparties do not perform under the terms of the contracts.  Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

SECURITIES LENDING

Each Portfolio, using Investors Bank & Trust Company (“IBT”) as its lending agent, may loan securities to brokers and dealers in exchange for negotiated lenders’ fees.  Each applicable Portfolio receives collateral against the loaned securities which must be maintained at not less than 102% of the market value of the loaned securities during the period of the loan.  Collateral received is generally cash, and is invested in short-term investments. Lending portfolio securities involves possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the counterparty (borrower) not meet its obligations under the terms of the loan. Information regarding the securities loaned and the collateral held at period end is included in a footnote at the end of each applicable Portfolio’s portfolio of investments.

FOREIGN SECURITIES AND EMERGING MARKETS

All Portfolios except the Government Bond Fund may purchase securities of foreign issuers.  The Money Market Fund may invest in only U.S. dollar denominated foreign securities.  Investing in foreign securities involves special risks not typically associated with investing in securities of U.S. issuers.  The risks include revaluation of currencies and future adverse political and economic developments.  Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Investing in emerging markets may involve special risks and considerations not typically associated with investing in the developed markets.  These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and future adverse political and economic developments.  Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, subject to delayed settlements, and their prices more volatile than those of comparable securities in the United States.

6

Item 2.                               Controls and Procedures.

(a)                      The registrant’s principal executive and principal financial officers have concluded that, based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report on Form N-Q, such disclosure controls and procedures provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons.

(b)                     Changes to internal control over financial reporting:  Not Applicable

Item 3.                                 Exhibits.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto as Exhibit 3.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allmerica Investment Trust

By:	/s/ John P. Kavanaugh
John P. Kavanaugh
President and Chairman

Date:	November 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John P. Kavanaugh
John P. Kavanaugh
President and Chairman
(Principal Executive Officer)

Date:	November 17, 2005

By:	/s/ Paul S. Bellany
Paul S. Bellany
Assistant Vice President and Treasurer
(Principal Financial Officer)

Date:	November 17, 2005